Document and Entity Information	12 Months Ended
Mar. 31, 2010
Document Type	20-F
Amendment Flag	false
Document Period End Date	2010-03-31
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Trading Symbol	TM
Entity Registrant Name	TOYOTA MOTOR CORP/
Entity Central Index Key	0001094517
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	3,135,995,860

CONSOLIDATED BALANCE SHEETS In Millions	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2010 JPY ( ¥)
Current assets
Cash and cash equivalents	$ 20,053	¥ 2,444,280	¥ 1,865,746
Time deposits	4,221	45,178	392,724
Marketable securities	19,273	495,326	1,793,165
Trade accounts and notes receivable, less allowance for doubtful accounts of Yen 15,034 million in 2009 and Yen 13,735 million ( $148 million) in 2010	20,274	1,392,749	1,886,273
Finance receivables, net	45,244	3,891,406	4,209,496
Other receivables	3,873	332,722	360,379
Inventories	15,288	1,459,394	1,422,373
Deferred income taxes	6,795	605,331	632,164
Prepaid expenses and other current assets	5,495	632,543	511,284
Total current assets	140,516	11,298,929	13,073,604
Noncurrent finance receivables, net	60,519	5,655,545	5,630,680
Investments and other assets
Marketable securities and other securities investments	24,251	2,102,874	2,256,279
Affiliated companies	20,199	1,826,375	1,879,320
Employees receivables	725	69,523	67,506
Other	7,857	707,110	730,997
Total investments and other assets	53,032	4,705,882	4,934,102
Property, plant and equipment
Land	13,557	1,257,409	1,261,349
Buildings	39,703	3,633,954	3,693,972
Machinery and equipment	99,946	9,201,093	9,298,967
Vehicles and equipment on operating leases	28,087	2,836,881	2,613,248
Construction in progress	2,432	263,602	226,212
Total property, plant and equipment, at cost	183,725	17,192,939	17,093,748
Less - Accumulated depreciation	(111,596)	(9,791,258)	(10,382,847)
Total property, plant and equipment, net	72,129	7,401,681	6,710,901
Total assets	326,196	29,062,037	30,349,287
Current liabilities
Short-term borrowings	35,250	3,617,672	3,279,673
Current portion of long-term debt	23,843	2,699,512	2,218,324
Accounts payable	21,029	1,299,455	1,956,505
Other payables	6,153	670,634	572,450
Accrued expenses	18,658	1,540,681	1,735,930
Income taxes payable	1,648	51,298	153,387
Other current liabilities	8,275	710,041	769,945
Total current liabilities	114,856	10,589,293	10,686,214
Long-term liabilities
Long-term debt	75,402	6,301,469	7,015,409
Accrued pension and severance costs	7,294	634,612	678,677
Deferred income taxes	8,741	642,293	813,221
Other long-term liabilities	2,422	293,633	225,323
Total long-term liabilities	93,859	7,872,007	8,732,630
Toyota Motor Corporation shareholders' equity
Common stock, no par value, authorized: 10,000,000,000 shares in 2009 and 2010; issued: 3,447,997,492 shares in 2009 and 2010	4,268	397,050	397,050
Additional paid-in capital	5,388	501,211	501,331
Retained earnings	124,340	11,531,622	11,568,602
Accumulated other comprehensive income (loss)	(9,102)	(1,107,781)	(846,835)
Treasury stock, at cost, 312,115,017 shares in 2009 and 312,002,149 shares in 2010	(13,547)	(1,260,895)	(1,260,425)
Total Toyota Motor Corporation shareholders' equity	111,347	10,061,207	10,359,723
Noncotrolling interest	6,134	539,530	570,720
Total shareholders' equity	117,481	10,600,737	10,930,443
Commitments and contingencies
Total liabilities and shareholders' equity	$ 326,196	¥ 29,062,037	¥ 30,349,287

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Millions, except Share data	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2009
Allowance for doubtful trade accounts and notes receivable	$ 148	¥ 13,735	¥ 15,034
Common stock, no par value	$ 0	¥ 0	¥ 0
Common stock, authorized	10,000,000,000			10,000,000,000
Common stock, issued	3,447,997,492			3,447,997,492
Treasury stock, shares	312,002,149			312,115,017

CONSOLIDATED STATEMENTS OF INCOME In Millions, except Per Share data	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)
Net revenues
Sales of products	$ 190,507	¥ 17,724,729	¥ 19,173,720	¥ 24,820,510
Financing operations	13,180	1,226,244	1,355,850	1,468,730
Total net revenues	203,687	18,950,973	20,529,570	26,289,240
Costs and expenses
Cost of products sold	171,663	15,971,496	17,468,416	20,452,338
Cost of financing operations	7,656	712,301	987,384	1,068,015
Selling, general and administrative	22,782	2,119,660	2,534,781	2,498,512
Total costs and expenses	202,101	18,803,457	20,990,581	24,018,865
Operating income (loss)	1,586	147,516	(461,011)	2,270,375
Other income (expense)
Interest and dividend income	841	78,224	138,467	165,676
Interest expense	(359)	(33,409)	(46,882)	(46,113)
Foreign exchange gain (loss), net	733	68,251	(1,815)	9,172
Other income (loss), net	332	30,886	(189,140)	38,112
Total other income (expense)	1,547	143,952	(99,370)	166,847
Income (loss) before income taxes and equity in earnings of affiliated companies	3,133	291,468	(560,381)	2,437,222
Provision for income taxes	996	92,664	(56,442)	911,495
Equity in earnings of affiliated companies	488	45,408	42,724	270,114
Net income (loss)	2,625	244,212	(461,215)	1,795,841
Less: Net (income) loss attributable to the noncontrolling interest	(374)	(34,756)	24,278	(77,962)
Net income (loss) attributable to Toyota Motor Corporation	$ 2,251	¥ 209,456	¥ (436,937)	¥ 1,717,879
Net income (loss) attributable to Toyota Motor Corporation per share
- Basic	$ 0.72	¥ 66.79	¥ (139.13)	¥ 540.65
- Diluted	$ 0.72	¥ 66.79	¥ (139.13)	¥ 540.44
Cash dividends per share	$ 0.48	¥ 45	¥ 100	¥ 140

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY In Millions	Common stock JPY ( ¥)	Common stock USD ( $)	Additional paid-in capital USD ( $)	Additional paid-in capital JPY ( ¥)	Retained earnings USD ( $)	Retained earnings JPY ( ¥)	Accumulated other comprehensive income (loss) USD ( $)	Accumulated other comprehensive income (loss) JPY ( ¥)	Treasury stock, at cost JPY ( ¥)	Treasury stock, at cost USD ( $)	Total Toyota Motor Corporation shareholders' equity USD ( $)	Total Toyota Motor Corporation shareholders' equity JPY ( ¥)	Noncontrolling interest JPY ( ¥)	Noncontrolling interest USD ( $)	Total USD ( $)	Total JPY ( ¥)
Beginning Balance at Mar. 31, 2007	¥ 397,050			¥ 497,593		¥ 11,764,713		¥ 701,390	¥ (1,524,654)			¥ 11,836,092	¥ 628,244			¥ 12,464,336
Equity transaction with noncontrolling interests and other													10,330			10,330
Issuance during the year				3,475								3,475				3,475
Comprehensive income (loss)
Net income (loss)						1,717,879						1,717,879	77,962			1,795,841
Other comprehensive income (loss)
Foreign currency translation adjustments								(461,189)				(461,189)	(20,128)			(481,317)
Unrealized gains (losses) on securities, net of reclassification adjustments								(347,829)				(347,829)	(13,734)			(361,563)
Pension liability adjustments								(133,577)				(133,577)	(7,068)			(140,645)
Total comprehensive income (loss)												775,284	37,032			812,316
Dividends paid to Toyota Motor Corporation shareholders						(430,860)						(430,860)				(430,860)
Dividends paid to noncontrolling interests													(18,939)			(18,939)
Purchase and reissuance of common stock									(314,464)			(314,464)				(314,464)
Retirement of common stock				(3,499)		(643,182)			646,681
Ending Balance at Mar. 31, 2008	397,050			497,569		12,408,550		(241,205)	(1,192,437)			11,869,527	656,667			12,526,194
Equity transaction with noncontrolling interests and other													(30,645)			(30,645)
Issuance during the year				3,642								3,642				3,642
Comprehensive income (loss)
Net income (loss)						(436,937)						(436,937)	(24,278)			(461,215)
Other comprehensive income (loss)
Foreign currency translation adjustments								(381,303)				(381,303)	(18,865)			(400,168)
Unrealized gains (losses) on securities, net of reclassification adjustments								(293,101)				(293,101)	(13,590)			(306,691)
Pension liability adjustments								(192,172)				(192,172)	(8,874)			(201,046)
Total comprehensive income (loss)												(1,303,513)	(65,607)			(1,369,120)
Dividends paid to Toyota Motor Corporation shareholders						(439,991)						(439,991)				(439,991)
Dividends paid to noncontrolling interests													(20,885)			(20,885)
Purchase and reissuance of common stock									(68,458)			(68,458)				(68,458)
Ending Balance at Mar. 31, 2009	397,050	4,268	5,387	501,211	123,943	11,531,622	(11,907)	(1,107,781)	(1,260,895)	(13,552)	108,139	10,061,207	539,530	5,798	113,937	10,600,737
Equity transaction with noncontrolling interests and other			(23)	(2,116)							(23)	(2,116)	(2,748)	(29)	(52)	(4,864)
Issuance during the year			24	2,236							24	2,236			24	2,236
Comprehensive income (loss)
Net income (loss)					2,251	209,456					2,251	209,456	34,756	374	2,625	244,212
Other comprehensive income (loss)
Foreign currency translation adjustments							107	9,894			107	9,894	5,721	61	168	15,615
Unrealized gains (losses) on securities, net of reclassification adjustments							1,896	176,407			1,896	176,407	4,095	44	1,940	180,502
Pension liability adjustments							802	74,645			802	74,645	98	1	803	74,743
Total comprehensive income (loss)											5,056	470,402	44,670	480	5,536	515,072
Dividends paid to Toyota Motor Corporation shareholders					(1,854)	(172,476)					(1,854)	(172,476)			(1,854)	(172,476)
Dividends paid to noncontrolling interests													(10,732)	(115)	(115)	(10,732)
Purchase and reissuance of common stock									470	5	5	470			5	470
Ending Balance at Mar. 31, 2010	¥ 397,050	$ 4,268	$ 5,388	¥ 501,331	$ 124,340	¥ 11,568,602	$ (9,102)	¥ (846,835)	¥ (1,260,425)	$ (13,547)	$ 111,347	¥ 10,359,723	¥ 570,720	$ 6,134	$ 117,481	¥ 10,930,443

CONSOLIDATED STATEMENTS OF CASH FLOWS In Millions	12 Months Ended
	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 JPY ( ¥)	Mar. 31, 2009 JPY ( ¥)	Mar. 31, 2008 JPY ( ¥)
Cash flows from operating activities
Net income (loss)	$ 2,625	¥ 244,212	¥ (461,215)	¥ 1,795,841
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	15,204	1,414,569	1,495,170	1,491,135
Provision for doubtful accounts and credit losses	1,083	100,775	257,433	122,790
Pension and severance costs, less payments	13	1,254	(20,958)	(54,341)
Losses on disposal of fixed assets	505	46,937	68,682	45,437
Unrealized losses on available-for-sale securities, net	27	2,486	220,920	11,346
Deferred income taxes	274	25,537	(194,990)	81,458
Equity in earnings of affiliated companies	(488)	(45,408)	(42,724)	(270,114)
Changes in operating assets and liabilities, and other
(Increase) decrease in accounts and notes receivable	(6,199)	(576,711)	791,481	(206,793)
(Increase) decrease in inventories	603	56,059	192,379	(149,984)
(Increase) decrease in other current assets	1,048	97,494	9,923	(82,737)
Increase (decrease) in accounts payable	6,978	649,214	(837,402)	62,241
Increase (decrease) in accrued income taxes	1,098	102,207	(251,868)	(118,030)
Increase (decrease) in other current liabilities	2,293	213,341	(41,819)	206,911
Other	2,435	226,564	291,893	46,464
Net cash provided by operating activities	27,499	2,558,530	1,476,905	2,981,624
Cash flows from investing activities
Additions to finance receivables	(83,902)	(7,806,201)	(8,612,111)	(8,647,717)
Collection of finance receivables	80,714	7,509,578	8,143,804	7,223,573
Proceeds from sales of finance receivables	90	8,390	11,290	109,124
Additions to fixed assets excluding equipment leased to others	(6,498)	(604,536)	(1,364,582)	(1,480,570)
Additions to equipment leased to others	(8,954)	(833,065)	(960,315)	(1,279,405)
Proceeds from sales of fixed assets excluding equipment leased to others	564	52,473	47,386	67,551
Proceeds from sales of equipment leased to others	4,999	465,092	528,749	375,881
Purchases of marketable securities and security investments	(25,926)	(2,412,182)	(636,030)	(1,151,640)
Proceeds from sales of marketable securities and security investments	828	77,025	800,422	165,495
Proceeds upon maturity of marketable securities and security investments	11,089	1,031,716	675,455	821,915
Payment for additional investments in affiliated companies, net of cash acquired	(11)	(1,020)	(45)	(4,406)
Changes in investments and other assets, and other	(3,627)	(337,454)	135,757	(74,687)
Net cash used in investing activities	(30,634)	(2,850,184)	(1,230,220)	(3,874,886)
Cash flows from financing activities
Proceeds from issuance of long-term debt	34,161	3,178,310	3,506,990	3,349,812
Payments of long-term debt	(31,580)	(2,938,202)	(2,704,078)	(2,310,008)
Increase (decrease) in short-term borrowings	(3,605)	(335,363)	406,507	408,912
Dividends paid	(1,854)	(172,476)	(439,991)	(430,860)
Purchase of common stock, and other	(110)	(10,251)	(70,587)	(311,667)
Net cash provided by (used in) financing activities	(2,988)	(277,982)	698,841	706,189
Effect of exchange rate changes on cash and cash equivalents	(95)	(8,898)	(129,793)	(84,759)
Net increase (decrease) in cash and cash equivalents	(6,218)	(578,534)	815,733	(271,832)
Cash and cash equivalents at beginning of year	26,271	2,444,280	1,628,547	1,900,379
Cash and cash equivalents at end of year	$ 20,053	¥ 1,865,746	¥ 2,444,280	¥ 1,628,547

Nature of operations	12 Months Ended
Mar. 31, 2010
Nature of operations

1. Nature of operations:

Toyota is primarily engaged in the design, manufacture, and sale of sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories throughout the world. In addition, Toyota provides financing, vehicle and equipment leasing and certain other financial services primarily to its dealers and their customers to support the sales of vehicles and other products manufactured by Toyota.

Summary of significant accounting policies	12 Months Ended
Mar. 31, 2010
Summary of significant accounting policies

2. Summary of significant accounting policies:

The parent company and its subsidiaries in Japan maintain their records and prepare their financial statements in accordance with accounting principles generally accepted in Japan, and its foreign subsidiaries in conformity with those of their countries of domicile. Certain adjustments and reclassifications have been incorporated in the accompanying consolidated financial statements to conform to U.S.GAAP.

Significant accounting policies after reflecting adjustments for the above are as follows:

Basis of consolidation and accounting for investments in affiliated companies -

The consolidated financial statements include the accounts of the parent company and those of its majority-owned subsidiary companies. All significant intercompany transactions and accounts have been eliminated. Investments in affiliated companies in which Toyota exercises significant influence, but which it does not control, are stated at cost plus equity in undistributed earnings. Consolidated net income includes Toyota’s equity in current earnings of such companies, after elimination of unrealized intercompany profits. Investments in such companies are reduced to net realizable value if a decline in market value is determined other-than-temporary. Investments in non-public companies in which Toyota does not exercise significant influence (generally less than a 20% ownership interest) are stated at cost. The accounts of variable interest entities as defined by U.S.GAAP are included in the consolidated financial statements, if applicable.

Estimates -

The preparation of Toyota’s consolidated financial statements in conformity with U.S.GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates. The more significant estimates include: product warranties, allowance for doubtful accounts and credit losses, residual values for leased assets, impairment of long-lived assets, pension costs and obligations, fair value of derivative financial instruments, other-than-temporary losses on marketable securities and valuation allowance for deferred tax assets.

Translation of foreign currencies -

All asset and liability accounts of foreign subsidiaries and affiliates are translated into Japanese yen at appropriate year-end current exchange rates and all income and expense accounts of those subsidiaries are translated at the average exchange rates for each period. The foreign currency translation adjustments are included as a component of accumulated other comprehensive income.

Foreign currency receivables and payables are translated at appropriate year-end current exchange rates and the resulting transaction gains or losses are recorded in operations currently.

Revenue recognition -

Revenues from sales of vehicles and parts are generally recognized upon delivery which is considered to have occurred when the dealer has taken title to the product and the risk and reward of ownership have been substantively transferred, except as described below.

Toyota’s sales incentive programs principally consist of cash payments to dealers calculated based on vehicle volume or a model sold by a dealer during a certain period of time. Toyota accrues these incentives as revenue reductions upon the sale of a vehicle corresponding to the program by the amount determined in the related incentive program.

Revenues from the sales of vehicles under which Toyota conditionally guarantees the minimum resale value are recognized on a pro rata basis from the date of sale to the first exercise date of the guarantee in a manner similar to operating lease accounting. The underlying vehicles of these transactions are recorded as assets and are depreciated in accordance with Toyota’s depreciation policy.

Revenues from retail financing contracts and finance leases are recognized using the effective yield method. Revenues from operating leases are recognized on a straight-line basis over the lease term.

Other costs -

Advertising and sales promotion costs are expensed as incurred. Advertising costs were ¥484,508 million, ¥389,242 million and ¥304,375 million ( $3,271 million) for the years ended March 31, 2008, 2009 and 2010, respectively.

Toyota generally warrants its products against certain manufacturing and other defects. Provisions for product warranties are provided for specific periods of time and/or usage of the product and vary depending upon the nature of the product, the geographic location of the sale and other factors. Toyota records a provision for estimated product warranty costs at the time the related sale is recognized based on estimates that Toyota will incur to repair or replace product parts that fail while under warranty. The amount of accrued estimated warranty costs is primarily based on historical experience as to product failures as well as current information on repair costs. The amount of warranty costs accrued also contains an estimate of warranty claim recoveries to be received from suppliers.

In addition to product warranties above, Toyota accrues for costs of recalls and other safety measures based on management’s estimates when it is probable a liability has been incurred and the amount of loss can be reasonably estimated. Prior to the fourth quarter of this fiscal year, amounts were accrued based on individual occurrences of recalls and other safety measures. During the fourth quarter of this consolidated fiscal year, as a result of significant changes in facts and circumstances, Toyota has employed an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience and individual occurrences of recalls and other safety measures. This change resulted from Toyota’s most recent experience with recalls and other safety measures changes in the operating processes such as the establishment of the Special Committee for Global Quality to address quality-related matters, as well as the broadening of the number of vehicles subject to recalls and other safety measures. This change has resulted in a decrease in each of operating income and income before income taxes and equity in earnings of affiliated companies by ¥105,698 million ( $1,136 million) in the fourth quarter of this consolidated fiscal year.

Research and development costs are expensed as incurred. Research and development costs were ¥958,882 million, ¥904,075 million and ¥725,345 million ( $7,796 million) for the years ended March 31, 2008, 2009 and 2010, respectively.

Cash and cash equivalents -

Cash and cash equivalents include all highly liquid investments with original maturities of three months or less, that are readily convertible to known amounts of cash and are so near maturity that they present insignificant risk of changes in value because of changes in interest rates.

Marketable securities -

Marketable securities consist of debt and equity securities. Debt and equity securities designated as available-for-sale are carried at fair value with unrealized gains or losses included as a component of accumulated other comprehensive income in shareholders’ equity, net of applicable taxes. Individual securities classified as available-for-sale are reduced to net realizable value for other-than-temporary declines in market value. In determining if a decline in value is other-than-temporary, Toyota considers the length of time and the extent to which the fair value has been less than the carrying value, the financial condition and prospects of the company and Toyota’s ability and intent to retain its investment in the company for a period of time sufficient to allow for any anticipated recovery in market value. Realized gains and losses, which are determined on the average-cost method, are reflected in the statement of income when realized.

Security investments in non-public companies -

Security investments in non-public companies are carried at cost as fair value is not readily determinable. If the value of a non-public security investment is estimated to have declined and such decline is judged to be other-than-temporary, Toyota recognizes the impairment of the investment and the carrying value is reduced to its fair value. Determination of impairment is based on the consideration of such factors as operating results, business plans and estimated future cash flows. Fair value is determined principally through the use of the latest financial information.

Finance receivables -

Finance receivables are recorded at the present value of the related future cash flows including residual values for finance leases. Incremental direct costs incurred in connection with the acquisition of finance receivables are capitalized and amortized so as to approximate a level rate of return over the term of the related contracts.

Wholesale and other dealer loan receivables are placed on nonaccrual status when full payment of principal or interest is in doubt or principal or interest is 90 days or more contractually past due, whichever occurs first. Retail and finance lease receivables are not placed on nonaccrual status. Rather, these receivables are charged off when payments due are no longer expected to be received or the account is 120 days contractually delinquent, whichever occurs first.

Interest income on nonaccrual receivables is recognized only to the extent it is received in cash. Accounts are restored to accrual status only when principal and interest payments are brought current and future payments are reasonably assured.

Finance receivables on nonaccrual status were ¥34,586 million and ¥26,599 million ( $286 million) and finance receivables past due over 90 days and still accruing were ¥43,370 million and ¥38,150 million ( $410 million) as of March 31, 2009 and 2010, respectively.

Allowance for credit losses -

Allowance for credit losses is established to cover probable losses on receivables resulting from the inability of customers to make required payments. Provision for credit losses is included in selling, general and administrative expenses. The allowance for credit losses is based on a systematic, ongoing review and evaluation performed as part of the credit-risk evaluation process, historical loss experience, the size and composition of the portfolios, current economic events and conditions, the estimated fair value and adequacy of collateral and other pertinent factors.

In the allowance for credit losses, general reserves are collectively calculated by applying reserve rates to each homogenous portfolio. This reserve rate is based on historical loss experience, current economic events and conditions and other pertinent factors. Specific reserves on identified receivables are determined by the present value of expected future cash flows or the fair value of collateral when it is probable that such receivables will be unable to be fully collected.

Losses are charged to the allowance when it has been determined that payments will not be received and collateral cannot be recovered or the related collateral is repossessed and sold. Any shortfall between proceeds received and the carrying cost of repossessed collateral is charged to the allowance. Recoveries are reversed from the allowance for credit losses.

Allowance for residual value losses -

Toyota is exposed to risk of loss on the disposition of off-lease vehicles to the extent that sales proceeds are not sufficient to cover the carrying value of the leased asset at lease termination. Toyota maintains an allowance to cover probable estimated losses related to unguaranteed residual values on its owned portfolio. The allowance is evaluated considering projected vehicle return rates and projected loss severity. Factors considered in the determination of projected return rates and loss severity include historical and market information on used vehicle sales, trends in lease returns and new car markets, and general economic conditions. Management evaluates the foregoing factors, develops several potential loss scenarios, and reviews allowance levels to determine whether reserves are considered adequate to cover the probable range of losses.

The allowance for residual value losses is maintained in amounts considered by Toyota to be appropriate in relation to the estimated losses on its owned portfolio. Upon disposal of the assets, the allowance for residual losses is adjusted for the difference between the net book value and the proceeds from sale.

Inventories -

Inventories are valued at cost, not in excess of market, cost being determined on the “average-cost” basis, except for the cost of finished products carried by certain subsidiary companies which is determined on the “specific identification” basis or “last-in, first-out” (“LIFO”) basis. Inventories valued on the LIFO basis totaled ¥150,110 million and ¥199,275 million ( $2,142 million) at March 31, 2009 and 2010, respectively. Had the “first-in, first-out” basis been used for those companies using the LIFO basis, inventories would have been ¥58,980 million and ¥64,099 million ( $689 million) higher than reported at March 31, 2009 and 2010, respectively.

Property, plant and equipment -

Property, plant and equipment are stated at cost. Major renewals and improvements are capitalized; minor replacements, maintenance and repairs are charged to current operations. Depreciation of property, plant and equipment is mainly computed on the declining-balance method for the parent company and Japanese subsidiaries and on the straight-line method for foreign subsidiary companies at rates based on estimated useful lives of the respective assets according to general class, type of construction and use. The estimated useful lives range from 2 to 65 years for buildings and from 2 to 20 years for machinery and equipment.

Vehicles and equipment on operating leases to third parties are originated by dealers and acquired by certain consolidated subsidiaries. Such subsidiaries are also the lessors of certain property that they acquire directly. Vehicles and equipment on operating leases are depreciated primarily on a straight-line method over the lease term, generally from 2 to 5 years, to the estimated residual value. Incremental direct costs incurred in connection with the acquisition of operating lease contracts are capitalized and amortized on a straight-line method over the lease term.

Long-lived assets -

Toyota reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset group exceeds the estimated undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded is calculated by the excess of the carrying value of the asset group over its fair value. Fair value is determined mainly using a discounted cash flow valuation method.

Goodwill and intangible assets -

Goodwill is not material to Toyota’s consolidated balance sheets.

Intangible assets consist mainly of software. Intangible assets with a definite life are amortized on a straight-line basis with estimated useful lives mainly of 5 years. Intangible assets with an indefinite life are tested for impairment whenever events or circumstances indicate that a carrying amount of an asset (asset group) may not be recoverable. An impairment loss would be recognized when the carrying amount of an asset exceeds the estimated undiscounted cash flows used in determining the fair value of the asset. The amount of the impairment loss to be recorded is generally determined by the difference between the fair value of the asset using a discounted cash flow valuation method and the current book value.

Employee benefit obligations -

Toyota has both defined benefit and defined contribution plans for employees’ retirement benefits. Retirement benefit obligations are measured by actuarial calculations in accordance with U.S.GAAP. The overfunded or underfunded status of the defined benefit postretirement plans is recognized on the consolidated balance sheets as prepaid pension and severance costs or accrued pension and severance costs, and the funded status change is recognized in the year in which it occurs through other comprehensive income.

Environmental matters -

Environmental expenditures relating to current operations are expensed or capitalized as appropriate. Expenditures relating to existing conditions caused by past operations, which do not contribute to current or future revenues, are expensed. Liabilities for remediation costs are recorded when they are probable and reasonably estimable, generally no later than the completion of feasibility studies or Toyota’s commitment to a plan of action. The cost of each environmental liability is estimated by using current technology available and various engineering, financial and legal specialists within Toyota based on current law. Such liabilities do not reflect any offset for possible recoveries from insurance companies and are not discounted. There were no material changes in these liabilities for all periods presented.

Income taxes -

The provision for income taxes is computed based on the pretax income included in the consolidated statement of income. The asset and liability approach is used to recognize deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax bases of assets and liabilities. Valuation allowances are recorded to reduce deferred tax assets when it is more likely than not that a tax benefit will not be realized.

Derivative financial instruments -

Toyota employs derivative financial instruments, including forward foreign currency exchange contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading purposes. Changes in the fair value of derivatives are recorded each period in current earnings or through other comprehensive income, depending on whether a derivative is designated as part of a hedge transaction and the type of hedge transaction. The ineffective portion of all hedges is recognized currently in operations.

Net income attributable to Toyota Motor Corporation per share -

Basic net income attributable to Toyota Motor Corporation per common share is calculated by dividing net income attributable to Toyota Motor Corporation by the weighted-average number of shares outstanding during the reported period. The calculation of diluted net income attributable to Toyota Motor Corporation per common share is similar to the calculation of basic net income attributable to Toyota Motor Corporation per share, except that the weighted-average number of shares outstanding includes the additional dilution from the assumed exercise of dilutive stock options.

Stock-based compensation -

Toyota measures compensation expense for its stock-based compensation plan based on the grant-date fair value of the award.

Other comprehensive income -

Other comprehensive income refers to revenues, expenses, gains and losses that, under U.S.GAAP are included in comprehensive income, but are excluded from net income as these amounts are recorded directly as an adjustment to shareholders’ equity. Toyota’s other comprehensive income is primarily comprised of unrealized gains/losses on marketable securities designated as available-for-sale, foreign currency translation adjustments and adjustments attributed to pension liabilities or minimum pension liabilities associated with Toyota’s defined benefit pension plans.

Accounting changes -

In December 2007, FASB issued updated guidance of accounting for and disclosure of business combinations. This guidance establishes principles and requirements for how the acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest, and the goodwill acquired in a business combination or a gain from a bargain purchase. Also, this guidance provides several new disclosure requirements that enable users of the financial statements to evaluate the nature and financial effects of the business combination. Toyota adopted this guidance from the business combinations on and after the beginning of fiscal year begun on or after December 15, 2008. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In December 2007, FASB issued updated guidance of accounting for and disclosure of consolidation. This guidance establishes accounting and reporting standards for the noncontrolling interest in a subsidiary and for the deconsolidation of a subsidiary. Toyota adopted this guidance from the fiscal year begun on or after December 15, 2008. As a result, noncontrolling interest, formerly reported as minority interest, is reported as shareholders’ equity in the consolidated balance sheets, and the amount of net income attributable to the parent and to the noncontrolling interest are identified and presented in the consolidated statements of income. Since the presentation and disclosure requirements have been applied retrospectively for all periods presented in the consolidated financial statements in which this guidance is applied, certain prior year amounts have been reclassified to conform to this guidance. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In December 2008, FASB issued updated guidance of accounting for and disclosure of compensation. This guidance requires additional disclosures about postretirement benefit plan assets including investment policies and strategies, classes of plan assets, fair value measurements of plan assets, and significant concentrations of risk. Toyota adopted this guidance from the fiscal year ended after December 15, 2009. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In April 2009, FASB issued updated guidance of accounting for and disclosure of investments. This guidance revises the recognition and presentation requirements for other-than-temporary impairments of debt securities, and contains additional disclosure requirements related to debt and equity securities. Toyota adopted this guidance from the fiscal year ended after June 15, 2009. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

In May 2009, FASB issued updated guidance of accounting for and disclosure of subsequent events. This guidance is intended to establish general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued. Toyota adopted this guidance from the fiscal year ended after June 15, 2009. The adoption of this guidance did not have a material impact on Toyota’s consolidated financial statements.

Recent pronouncements to be adopted in future periods -

In June 2009, FASB issued updated guidance of accounting for and disclosure of transfers and servicing. This guidance eliminates the concept of a qualifying special-purpose entity, changes the requirements for derecognizing financial assets, and requires additional disclosures about transfers of financial assets. This guidance is effective for fiscal year beginning after November 15, 2009, and for interim period within the fiscal year. Management is evaluating the impact of adopting this guidance on Toyota’s consolidated financial statements.

In June 2009, FASB issued updated guidance of accounting for and disclosure of consolidation. This guidance changes how a company determines when a variable interest entity should be consolidated. This guidance is effective for fiscal year beginning after November 15, 2009, and for interim period within the fiscal year. Management is evaluating the impact of adopting this guidance on Toyota’s consolidated financial statements.

Reclassifications -

Certain prior year amounts have been reclassified to conform to the presentations as of and for the year ended March 31, 2010.

U.S. dollar amounts	12 Months Ended
Mar. 31, 2010
U.S. dollar amounts

3. U.S. dollar amounts:

U.S. dollar amounts presented in the consolidated financial statements and related notes are included solely for the convenience of the reader and are unaudited. These translations should not be construed as representations that the yen amounts actually represent, or have been or could be converted into, U.S. dollars. For this purpose, the rate of ¥93.04 = U.S.  $1, the approximate current exchange rate at March 31, 2010, was used for the translation of the accompanying consolidated financial amounts of Toyota as of and for the year ended March 31, 2010.

Supplemental cash flow information	12 Months Ended
Mar. 31, 2010
Supplemental cash flow information

4. Supplemental cash flow information:

Cash payments for income taxes were ¥921,798 million, ¥563,368 million and ¥(207,278) million ( $(2,228) million) for the years ended March 31, 2008, 2009 and 2010, respectively. Interest payments during the years ended March 31, 2008, 2009 and 2010 were ¥686,215 million, ¥614,017 million and ¥445,049 million ( $4,783 million), respectively.

Capital lease obligations of ¥7,401 million, ¥28,953 million and ¥3,400 million ( $37 million) were incurred for the years ended March 31, 2008, 2009 and 2010, respectively.

Toyota corrected the consolidated statements of cash flows for the year ended March 31, 2009 as a result of changes to information gathered from certain subsidiary. This resulted in increases to both “Additions to finance receivables” and “Collection of finance receivables” within cash flows from investing activities for the year ended March 31, 2009. “Additions to finance receivables” increased by ¥911,652 million to ¥(8,612,111) million. “Collection of finance receivables” also increased by ¥911,652 million to ¥8,143,804 million. These adjustments do not have an impact on “Net cash used in investing activities” in the consolidated statement of cash flows for the year ended March 31, 2009, and do not have a material impact on Toyota’s consolidated financial statements.

Acquisitions and dispositions	12 Months Ended
Mar. 31, 2010
Acquisitions and dispositions

5. Acquisitions and dispositions:

During the years ended March 31, 2008, 2009 and 2010, Toyota made several acquisitions and dispositions, however the assets and liabilities transferred were not material.

Marketable securities and other securities investments	12 Months Ended
Mar. 31, 2010
Marketable securities and other securities investments

6. Marketable securities and other securities investments:

The aggregate cost, gross unrealized gains and losses and fair value of marketable securities and other securities investments are as follows:

	Yen in millions
	March 31, 2009
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Debt securities	¥1,704,904	¥42,326	¥65,379	¥1,681,851
Equity securities	736,966	172,992	111,698	798,260

Total	¥2,441,870	¥215,318	¥177,077	¥2,480,111

Securities not practicable to determine fair value
Debt securities	¥26,104
Equity securities	91,985

Total	¥118,089

	Yen in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	¥2,695,248	¥24,228	¥64,647	¥2,654,829
Common stocks	555,526	369,670	72,421	852,775
Other	403,776	17,588	1	421,363

Total	¥3,654,550	¥411,486	¥137,069	¥3,928,967

Securities not practicable to determine fair value
Common stocks	¥95,304
Other	25,173

Total	¥120,477

	U.S. dollars in millions
	March 31, 2010
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Government bonds	$28,968	$261	$695	$28,534
Common stocks	5,971	3,973	778	9,166
Other	4,340	189	0	4,529

Total	$39,279	$4,423	$1,473	$42,229

Securities not practicable to determine fair value
Common stocks	$1,024
Other	271

Total	$1,295

As of March 31, 2010, government bonds include 76% of Japanese government bonds, and 24% of U.S. and European government bonds. As of March 31, 2010, listed stocks on the Japanese stock markets represent 88% of common stocks which are included in available-for-sale. “Other” includes primarily commercial paper.

Unrealized losses continuing over a 12 month period or more in the aggregate were not material at March 31, 2009 and 2010.

As of March 31, 2009 and 2010, maturities of government bonds and other included in available-for-sale are mainly from 1 to 10 years.

Proceeds from sales of available-for-sale securities were ¥165,495 million, ¥800,422 million and ¥77,025 million ( $828 million) for the years ended March 31, 2008, 2009 and 2010, respectively. On those sales, gross realized gains were ¥18,766 million, ¥35,694 million and ¥3,186 million ( $34 million) and gross realized losses were ¥21 million, ¥1,856 million and ¥7 million ( $0 million), respectively.

During the years ended March 31, 2008, 2009 and 2010, Toyota recognized impairment losses on available-for-sale securities of ¥11,346 million, ¥220,920 million and ¥2,486 million ( $27 million), respectively, which are included in “Other income (loss), net” in the accompanying consolidated statements of income. Impairment losses recognized during the year ended March 31, 2009 primarily include a loss for an other-than-temporary impairment on a certain investment for which Toyota previously recorded an exchange gain.

In the ordinary course of business, Toyota maintains long-term investment securities, included in “Marketable securities and other securities investments” and issued by a number of non-public companies which are recorded at cost, as their fair values were not readily determinable. Management employs a systematic methodology to assess the recoverability of such investments by reviewing the financial viability of the underlying companies and the prevailing market conditions in which these companies operate to determine if Toyota’s investment in each individual company is impaired and whether the impairment is other-than-temporary. Toyota periodically performs this impairment test for significant investments recorded at cost. If the impairment is determined to be other-than-temporary, the carrying value of the investment is written-down by the impaired amount and the losses are recognized currently in operations.

Finance receivables	12 Months Ended
Mar. 31, 2010
Finance receivables

7. Finance receivables:

Finance receivables consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Retail	¥6,655,404	¥6,810,144	$73,196
Finance leases	1,108,408	1,232,508	13,247
Wholesale and other dealer loans	2,322,721	2,403,239	25,830

	10,086,533	10,445,891	112,273
Deferred origination costs	104,521	109,747	1,180
Unearned income	(405,171)	(482,983)	(5,191)
Allowance for credit losses
Retail	(157,359)	(148,503)	(1,596)
Finance leases	(7,776)	(36,917)	(397)
Wholesale and other dealer loans	(73,797)	(47,059)	(506)

	(238,932)	(232,479)	(2,499)

Total finance receivables, net	9,546,951	9,840,176	105,763
Less - Current portion	(3,891,406)	(4,209,496)	(45,244)

Noncurrent finance receivables, net	¥5,655,545	¥5,630,680	$60,519

Retail receivables -

Toyota acquires new and used vehicle installment contracts primarily from dealers. Contract period of these primarily range from 2 years to 7 years. Installment contracts acquired must first meet specified credit standards. Thereafter, Toyota retains responsibility for contract collection and administration. Toyota acquires security interests in the vehicles financed and can generally repossess vehicles if customers fail to meet their contractual obligations. Almost all retail receivables are non-recourse, which relieves the dealers from financial responsibility in the event of repossession.

Finance lease receivables -

Toyota acquires new vehicle lease contracts originated primarily through dealers. Contract period of these primarily range from 2 years to 5 years. Lease contracts acquired must first meet specified credit standards after which Toyota assumes ownership of the leased vehicle. Toyota is responsible for contract collection and administration during the lease period. Toyota is generally permitted to take possession of the vehicle upon a default by the lessee. The residual value is estimated at the time the vehicle is first leased. Vehicles returned to Toyota at the end of their leases are sold by auction.

Wholesale and other dealer loan receivables -

Toyota provides wholesale financing to qualified dealers to finance inventories. Toyota acquires security interests in vehicles financed at wholesale. In cases where additional security interests would be required, Toyota takes dealership assets or personal assets, or both, as additional security. If a dealer defaults, Toyota has the right to liquidate any assets acquired and seek legal remedies. Toyota also makes term loans to dealers for business acquisitions, facilities refurbishment, real estate purchases and working capital requirements. These loans are typically secured with liens on real estate, other dealership assets and/or personal assets of the dealers.

Finance receivables were geographically distributed as follows: in North America 63.6%, in Japan 14.1%, in Europe 11.0%, in Asia 3.8% and in Other 7.5% as of March 31, 2009, and in North America 61.9%, in Japan 12.8%, in Europe 10.3%, in Asia 4.7% and in Other 10.3% as of March 31, 2010.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and wholesale and other dealer loans at March 31, 2010 are summarized as follows:

	Yen in millions			U.S. dollars in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans	Retail	Finance leases	Wholesale and other dealer loans
2011	¥2,050,246	¥360,722	¥1,915,452	$22,036	$3,877	$20,587
2012	1,748,411	248,471	120,470	18,792	2,671	1,295
2013	1,367,386	184,678	100,886	14,697	1,985	1,084
2014	865,988	70,352	116,020	9,308	756	1,247
2015	460,657	30,815	43,053	4,951	331	463
Thereafter	317,456	8,163	107,358	3,412	88	1,154

	¥6,810,144	¥903,201	¥2,403,239	$73,196	$9,708	$25,830

Finance leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Minimum lease payments	¥871,250	¥903,201	$9,708
Estimated unguaranteed residual values	237,158	329,307	3,539

	1,108,408	1,232,508	13,247
Deferred origination costs	6,085	6,423	69
Less - Unearned income	(102,826)	(121,664)	(1,307)
Less - Allowance for credit losses	(7,776)	(36,917)	(397)

Finance leases, net	¥1,003,891	¥1,080,350	$11,612

Toyota maintains a program to sell retail and finance lease receivables. Under the program, Toyota achieves sale accounting treatment under U.S. GAAP in securitization transactions structured as qualifying special-purpose entities (“QSPE”s). Toyota recognizes a gain or loss on the sale of the finance receivables upon the transfer of the receivables to the securitization trusts structured as a QSPE. Toyota retains servicing rights and earns a contractual servicing fee of 1% per annum on the total monthly outstanding principal balance of the related securitized receivables. In a subordinated capacity, Toyota retains interest-only strips, subordinated securities, and cash reserve funds in these securitizations, and these retained interests are held as restricted assets subject to limited recourse provisions and provide credit enhancement to the senior securities in Toyota’s securitization transactions. The retained interests are not available to satisfy any obligations of Toyota. Investors in the securitizations have no recourse to Toyota beyond the contractual cash flows of the securitized receivables, retained subordinated interests, any cash reserve funds and any amounts available or funded under the revolving liquidity notes. Toyota’s exposure to these retained interests exists until the associated securities are paid in full. Investors do not have recourse to other assets held by Toyota for failure of obligors on the receivables to pay when due or otherwise.

For the years ended March 31, 2009 and 2010, no retail or finance lease receivables were securitized using QSPEs.

The following table summarizes certain cash flows received from and paid to the securitization trusts for the years ended March 31, 2008, 2009 and 2010.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Proceeds from new securitizations, net of purchased and retained securities	¥91,385	¥—	¥—	$—
Servicing fees received	1,682	777	393	4
Excess interest received from interest only strips	1,865	356	422	5
Repurchases of receivables	(4,681)	(48)	(18,465)	(198)
Servicing advances	(114)	—	—	—
Reimbursement of servicing and maturity advances	114	—	—	—

Toyota sold finance receivables under the program and recognized pretax gains resulting from these sales of ¥1,688 million for the year ended March 31, 2008, after providing an allowance for estimated credit losses. The gain on sale recorded depends on the carrying amount of the assets at the time of the sale. The carrying amount is allocated between the assets sold and the retained interests based on their relative fair values at the date of the sale. The key economic assumptions initially and subsequently measuring the fair value of retained interests include the market interest rate environment, severity and rate of credit losses, and the prepayment speed of the receivables. All key economic assumptions used in the valuation of the retained interests are reviewed periodically and are revised as considered necessary.

At March 31, 2009 and 2010, Toyota’s retained interests relating to these securitizations include interest in trusts, interest-only strips, and other receivables, amounting to ¥19,581 million and ¥12,883 million ( $138 million), respectively.

Toyota recorded no impairments on retained interests for the years ended March 31, 2008, 2009 and 2010. Impairments are calculated, if any, by discounting cash flows using management’s estimates and other key economic assumptions.

Expected cumulative static pool losses over the life of the securitizations are calculated by taking actual life to date losses plus projected losses and dividing the sum by the original balance of each pool of assets. Expected cumulative static pool credit losses for finance receivables securitized using QSPEs for the years ended March 31, 2008, 2009 and 2010 were 0.26%, 0.26% and 0.45%, respectively.

The key economic assumptions and the sensitivity of the current fair value of the retained interest to an immediate 10 and 20 percent adverse change in those economic assumptions are presented below.

	Yen in millions	U.S. dollars in millions
	March 31, 2010	March 31, 2010
Prepayment speed assumption (annual rate)	6.0%
Impact on fair value of 10% adverse change	¥(304)	$(3)
Impact on fair value of 20% adverse change	(586)	(6)
Residual cash flows discount rate (annual rate)	3.2%
Impact on fair value of 10% adverse change	¥(536)	$(6)
Impact on fair value of 20% adverse change	(1,040)	(11)
Expected credit losses (annual rate)	0.05%
Impact on fair value of 10% adverse change	¥(5)	$(0)
Impact on fair value of 20% adverse change	(10)	(0)

These hypothetical scenarios do not reflect expected market conditions and should not be used as a prediction of future performance. As the figures indicate, changes in the fair value may not be linear. Also, in this table, the effect of a variation in a particular assumption on the fair value of the retained interest is calculated without changing any other assumption. Actual changes in one factor may result in changes in another, which might magnify or counteract the sensitivities. Actual cash flows may differ from the above analysis.

Outstanding receivable balances and delinquency amounts for managed retail and lease receivables, which include both receivables owned and securitized using QSPEs, as of March 31, 2009 and 2010 are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Principal amount outstanding	¥7,481,016	¥7,632,909	$82,039
Delinquent amounts over 60 days or more	83,613	62,353	670

Comprised of:
Receivables owned	¥7,358,641	¥7,559,669	$81,252
Receivables securitized using QSPEs	122,375	73,240	787

Credit losses, net of recoveries attributed to managed retail and lease receivables for the years ended March 31, 2008, 2009 and 2010 totaled ¥93,036 million, ¥124,939 million and ¥74,240 million ( $798 million), respectively.

The table below summarizes information about impaired finance receivables.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Wholesale and other dealer loans
Impaired finance receivables with an allowance	¥49,635	¥37,273	$401
Impaired finance receivables without an allowance	3,438	1,582	17

Total	¥53,073	¥38,855	$418

Allowance for credit losses recorded for impaired finance receivables were ¥13,071 million and ¥14,000 million ( $150 million) as of March 31, 2009 and 2010, respectively.

Average impaired finance receivables were ¥45,444 million and ¥42,581 million ( $458 million) for the years ended March 31, 2009 and 2010, respectively.

Other receivables	12 Months Ended
Mar. 31, 2010
Other receivables

8. Other receivables:

Other receivables relate to arrangements with certain component manufacturers whereby Toyota procures inventory for these component manufactures and is reimbursed for the related purchases.

Inventories	12 Months Ended
Mar. 31, 2010
Inventories

9. Inventories:

Inventories consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Finished goods	¥875,930	¥885,005	$9,512
Raw materials	257,899	265,493	2,854
Work in process	251,670	199,267	2,142
Supplies and other	73,895	72,608	780

	¥1,459,394	¥1,422,373	$15,288

Vehicles and equipment on operating leases	12 Months Ended
Mar. 31, 2010
Vehicles and equipment on operating leases

10. Vehicles and equipment on operating leases:

Vehicles and equipment on operating leases consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Vehicles	¥2,729,713	¥2,516,948	$27,052
Equipment	107,168	96,300	1,035

	2,836,881	2,613,248	28,087
Less - Accumulated depreciation	(795,767)	(791,169)	(8,503)

Vehicles and equipment on operating leases, net	¥2,041,114	¥1,822,079	$19,584

Rental income from vehicles and equipment on operating leases was ¥588,262 million, ¥560,251 million and ¥496,729 million ( $5,339 million) for the years ended March 31, 2008, 2009 and 2010, respectively. Future minimum rentals from vehicles and equipment on operating leases are due in installments as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2011	¥417,146	$4,483
2012	256,211	2,754
2013	117,943	1,268
2014	29,851	321
2015	8,476	91
Thereafter	6,114	66

Total minimum future rentals	¥835,741	$8,983

The future minimum rentals as shown above should not be considered indicative of future cash collections.

Allowance for doubtful accounts and credit losses	12 Months Ended
Mar. 31, 2010
Allowance for doubtful accounts and credit losses

11. Allowance for doubtful accounts and credit losses:

An analysis of activity within the allowance for doubtful accounts relating to trade accounts and notes receivable for the years ended March 31, 2008, 2009 and 2010 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Allowance for doubtful accounts at beginning of year	¥58,066	¥52,063	¥48,006	$516
Provision for doubtful accounts, net of reversal	357	(1,663)	1,905	20
Write-offs	(3,348)	(1,695)	(1,357)	(14)
Other	(3,012)	(699)	(1,848)	(20)

Allowance for doubtful accounts at end of year	¥52,063	¥48,006	¥46,706	$502

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments for the years ended March 31, 2008, 2009 and 2010.

A portion of the allowance for doubtful accounts balance at March 31, 2009 and 2010 totaling ¥32,972 million and ¥32,971 million ( $354 million), respectively, is attributed to certain non-current receivable balances which are reported as other assets in the consolidated balance sheets.

An analysis of the allowance for credit losses relating to finance receivables and vehicles and equipment on operating leases for the years ended March 31, 2008, 2009 and 2010 is as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Allowance for credit losses at beginning of year	¥112,116	¥117,706	¥238,932	$2,568
Provision for credit losses	122,433	259,096	98,870	1,063
Charge-offs, net of recoveries	(88,902)	(116,793)	(102,196)	(1,098)
Other	(27,941)	(21,077)	(3,127)	(34)

Allowance for credit losses at end of year	¥117,706	¥238,932	¥232,479	$2,499

The other amount primarily includes the impact of currency translation adjustments for the years ended March 31, 2008, 2009 and 2010.

Affiliated companies and variable interest entities	12 Months Ended
Mar. 31, 2010
Affiliated companies and variable interest entities

12. Affiliated companies and variable interest entities:

Investments in and transactions with affiliated companies -

Summarized financial information for affiliated companies accounted for by the equity method is shown below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Current assets	¥6,400,685	¥8,034,546	$86,356
Noncurrent assets	9,438,905	9,300,307	99,960

Total assets	¥15,839,590	¥17,334,853	$186,316

Current liabilities	¥4,216,956	¥5,056,178	$54,344
Long-term liabilities and noncontrolling interest	5,740,150	5,981,054	64,285
Affiliated companies accounted for by the equity method shareholders’ equity	5,882,484	6,297,621	67,687

Total liabilities and shareholders’ equity	¥15,839,590	¥17,334,853	$186,316

Toyota’s share of affiliated companies accounted for by the equity method shareholders’ equity	¥1,810,106	¥1,867,440	$20,071

Number of affiliated companies accounted for by the equity method at end of period	56	56

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Net revenues	¥26,511,831	¥23,149,968	¥20,599,586	$221,406

Gross profit	¥3,081,366	¥2,034,617	¥2,269,109	$24,389

Net income attributable to affiliated companies accounted for by the equity method	¥870,528	¥13,838	¥317,017	$3,407

Entities comprising a significant portion of Toyota’s investment in affiliated companies include Denso Corporation; Toyota Industries Corporation; Aisin Seiki Co., Ltd.; Aioi Insurance Co., Ltd.; and Toyota Tsusho Corporation.

Aioi Insurance Co., Ltd. ceased to be an affiliated company accounted for by the equity method of Toyota Motor Corporation as of April 1, 2010, due to the business integration through a share-for-share exchange.

Certain affiliated companies accounted for by the equity method with carrying amounts of ¥1,417,896 million and ¥1,439,090 million ( $15,467 million) at March 31, 2009 and 2010, respectively, were quoted on various established markets at an aggregate value of ¥1,127,976 million and ¥1,711,957 million ( $18,400 million), respectively. For the year ended March 31, 2010, Toyota recognized an impairment loss on a certain investment in affiliated company accounted for by the equity method of ¥63,575 million ( $683 million), which is included in “Equity in earnings of affiliated companies” in the accompanying consolidated statements of income. Toyota evaluated its investments in affiliated companies, considering the length of time and the extent to which the quoted market prices have been less than the carrying amounts, the financial condition and near-term prospects of the affiliated companies and Toyota’s ability and intent to retain those investments in the companies for a period of time.

Account balances and transactions with affiliated companies are presented below:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Trade accounts and notes receivable, and other receivables	¥159,821	¥274,189	$2,947
Accounts payable and other payables	363,954	597,796	6,425

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Net revenues	¥1,693,969	¥1,585,814	¥1,600,365	$17,201
Purchases	4,525,049	3,918,717	3,943,648	42,387

Dividends from affiliated companies accounted for by the equity method for the years ended March 31, 2008, 2009 and 2010 were ¥76,351 million, ¥114,409 million and ¥82,149 million ( $883 million), respectively.

Toyota does not have any significant related party transactions other than transactions with affiliated companies in the ordinary course of business.

Variable Interest Entities -

Toyota enters into securitization transactions using special-purpose entities, that are considered variable interest entities (“VIEs”). Although the finance receivables related to securitization transactions have been legally sold to the VIEs, Toyota holds variable interests in certain VIEs that are expected to absorb a majority of the VIEs’ expected losses, receive a majority of the VIEs’ expected residual returns, or both. As a result, Toyota is considered the primary beneficiary of certain VIEs and therefore consolidates certain VIEs except for QSPEs.

The consolidated securitization VIEs have ¥366,886 million ( $3,943 million) in retail finance receivables, ¥20,581 million ( $221 million) in restricted cash and ¥363,369 million ( $3,906 million) in secured debt. Risks to which Toyota is exposed including credit, interest rate, and/or prepayment risks are not incremental compared with the situation before Toyota enters into securitization transactions.

Certain joint ventures in which Toyota has invested are VIEs for which Toyota is not the primary beneficiary. However, neither the aggregate size of these joint ventures nor Toyota’s involvements in these entities are material to Toyota’s consolidated financial statements.

Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2010
Short-term borrowings and long-term debt

13. Short-term borrowings and long-term debt:

Short-term borrowings at March 31, 2009 and 2010 consist of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Loans, principally from banks, with a weighted-average interest at March 31, 2009 and March 31, 2010 of 2.44% and of 1.55% per annum, respectively	¥1,115,122	¥804,066	$8,642
Commercial paper with a weighted-average interest at March 31, 2009 and March 31, 2010 of 1.52% and of 0.44% per annum, respectively	2,502,550	2,475,607	26,608

	¥3,617,672	¥3,279,673	$35,250

As of March 31, 2010, Toyota has unused short-term lines of credit amounting to ¥2,306,265 million ( $24,788 million) of which ¥504,339 million ( $5,421 million) related to commercial paper programs. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.

Long-term debt at March 31, 2009 and 2010 comprises the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Unsecured loans, representing obligations principally to banks, due 2009 to 2028 in 2009 and due 2010 to 2029 in 2010 with interest ranging from 0.17% to 31.50% per annum in 2009 and from 0.00% to 29.25% per annum in 2010	¥1,536,413	¥2,942,012	$31,621
Secured loans, representing obligations principally to banks due 2009 to 2019 in 2009 and finance receivables securitization due 2010 to 2019 in 2010 with interest ranging from 0.68% to 5.35% per annum in 2009 and from 0.49% to 6.65% per annum in 2010	11,227	381,307	4,098
Medium-term notes of consolidated subsidiaries, due 2009 to 2047 in 2009 and due 2010 to 2047 in 2010 with interest ranging from 0.19% to 17.47% per annum in 2009 and from 0.04% to 15.25% per annum in 2010	5,335,159	3,814,439	40,998
Unsecured notes of parent company, due 2010 to 2018 in 2009 and due 2010 to 2019 in 2010 with interest ranging from 1.33% to 3.00% per annum in 2009 and from 1.07% to 3.00% per annum in 2010	450,000	580,000	6,234
Unsecured notes of consolidated subsidiaries, due 2009 to 2031 in 2009 and due 2010 to 2031 in 2010 with interest ranging from 0.59% to 19.42% per annum in 2009 and from 0.25% to 17.03% per annum in 2010	1,616,816	1,473,732	15,840
Long-term capital lease obligations, due 2009 to 2028 in 2009 and due 2010 to 2028 in 2010 with interest ranging from 0.21% to 15.47% per annum in 2009 and from 0.43% to 14.40% per annum in 2010	51,366	42,243	454

	9,000,981	9,233,733	99,245
Less - Current portion due within one year	(2,699,512)	(2,218,324)	(23,843)

	¥6,301,469	¥7,015,409	$75,402

As of March 31, 2010, approximately 36%, 21%, 13% and 30% of long-term debt are denominated in Japanese yen, U.S. dollars, euros, and other currencies, respectively.

As of March 31, 2010, property, plant and equipment with a book value of ¥82,866 million ( $891 million) and in addition, other assets aggregating ¥388,439 million ( $4,175 million) were pledged as collateral mainly for certain debt obligations of subsidiaries. These other assets principally consist of securitized finance receivables.

The aggregate amounts of annual maturities of long-term debt during the next five years are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2011	¥2,218,324	$23,843
2012	2,148,481	23,092
2013	2,087,820	22,440
2014	740,848	7,963
2015	726,090	7,804

Standard agreements with certain banks in Japan include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks. During the year ended March 31, 2010, Toyota has not received any significant such requests from these banks.

As of March 31, 2010, Toyota has unused long-term lines of credit amounting to ¥5,667,638 million ( $60,916 million).

Product warranties	12 Months Ended
Mar. 31, 2010
Product warranties

14. Product warranties:

Toyota provides product warranties for certain defects mainly resulting from manufacturing based on warranty contracts with its customers at the time of sale of products. Toyota accrues estimated warranty costs to be incurred in the future in accordance with the warranty contracts. The net change in the accrual for the product warranties for the years ended March 31, 2008, 2009 and 2010, which is included in “Accrued expenses” in the accompanying consolidated balance sheets, consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Liabilities for product warranties at beginning of year	¥412,452	¥446,384	¥429,257	$4,613
Payments made during year	(324,110)	(337,863)	(336,180)	(3,613)
Provision for warranties	392,349	366,604	301,209	3,237
Changes relating to pre-existing warranties	(14,155)	(17,869)	(21,606)	(232)
Other	(20,152)	(27,999)	6,306	68

Liabilities for product warranties at end of year	¥446,384	¥429,257	¥378,986	$4,073

The other amount primarily includes the impact of currency translation adjustments and the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest.

In addition to product warranties above, Toyota initiates recalls and other safety measures to repair or to replace parts which might be expected to fail from products safety perspectives or customer satisfaction standpoints. Toyota accrues costs of these activities based on management’s estimates. And during the fourth quarter of this consolidated fiscal year, Toyota has employed an estimation model, to accrue at the time of vehicle sale, an amount that represents management’s best estimate of expenses related to future recalls and other safety measures. The estimation model for recalls and other safety measures takes into account Toyota’s historical experience and individual occurrences of recalls and other safety measures. These costs are not included in the reconciliation above. See note 2 to the consolidated financial statements for additional information.

Other payables	12 Months Ended
Mar. 31, 2010
Other payables	15. Other payables: Other payables are mainly related to purchases of property, plant and equipment and non-manufacturing purchases.

Income taxes	12 Months Ended
Mar. 31, 2010
Income taxes

16. Income taxes:

The components of income (loss) before income taxes comprise the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Income (loss) before income taxes:
Parent company and domestic subsidiaries	¥1,522,619	¥(224,965)	¥(114,569)	$(1,231)
Foreign subsidiaries	914,603	(335,416)	406,037	4,364

	¥2,437,222	¥(560,381)	¥291,468	$3,133

The provision for income taxes consists of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Current income tax expense:
Parent company and domestic subsidiaries	¥491,185	¥65,684	¥65,971	$709
Foreign subsidiaries	338,852	72,864	1,156	13

Total current	830,037	138,548	67,127	722

Deferred income tax expense (benefit):
Parent company and domestic subsidiaries	119,333	(26,472)	(126,716)	(1,362)
Foreign subsidiaries	(37,875)	(168,518)	152,253	1,636

Total deferred	81,458	(194,990)	25,537	274

Total provision	¥911,495	¥(56,442)	¥92,664	$996

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 40.2% for the years ended March 31, 2008, 2009 and 2010. Such rate was also used to calculate the tax effects of temporary differences, which are expected to be realized in the future years. Reconciliation of the differences between the statutory tax rate and the effective income tax rate is as follows:

	For the years ended March 31,
	2008	2009	2010
Statutory tax rate	40.2%	40.2%	40.2%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.6	(5.0)	1.9
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	0.9	(2.5)	4.4
Deferred tax liabilities on undistributed earnings of affiliates accounted for by the equity method	3.1	(2.5)	(0.6)
Valuation allowance	(0.4)	(25.4)	11.2
Tax credits	(4.4)	10.0	(11.8)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(3.1)	1.6	(12.9)
Other	0.5	(6.3)	(0.6)

Effective income tax rate	37.4%	10.1%	31.8%

Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Deferred tax assets
Accrued pension and severance costs	¥288,849	¥210,268	$2,260
Warranty reserves and accrued expenses	227,757	277,696	2,985
Other accrued employees’ compensation	99,867	106,404	1,144
Operating loss carryforwards for tax purposes	290,044	146,114	1,570
Inventory adjustments	64,439	58,561	629
Property, plant and equipment and other assets	208,983	188,745	2,029
Other	413,728	488,880	5,255

Gross deferred tax assets	1,593,667	1,476,668	15,872
Less - Valuation allowance	(208,627)	(239,269)	(2,572)

Total deferred tax assets	1,385,040	1,237,399	13,300

Deferred tax liabilities
Unrealized gains on securities	(100,698)	(147,494)	(1,585)
Undistributed earnings of foreign subsidiaries	(13,971)	(12,797)	(138)
Undistributed earnings of affiliates accounted for by the equity method	(536,876)	(575,929)	(6,190)
Basis difference of acquired assets	(38,356)	(38,977)	(419)
Lease transactions	(472,817)	(457,316)	(4,915)
Gain on securities contribution to employee retirement benefit trust	(66,523)	(66,523)	(715)
Other	(57,113)	(6,141)	(66)

Gross deferred tax liabilities	(1,286,354)	(1,305,177)	(14,028)

Net deferred tax asset (liability)	¥98,686	¥(67,778)	$(728)

The valuation allowance mainly relates to deferred tax assets of the consolidated subsidiaries with operating loss carryforwards for tax purposes that are not expected to be realized. The net changes in the total valuation allowance for deferred tax assets for the years ended March 31, 2008, 2009 and 2010 consist of the following:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Valuation allowance at beginning of year	¥95,225	¥82,191	¥208,627	$2,242
Additions	4,783	145,707	46,704	502
Deductions	(13,508)	(3,511)	(14,066)	(151)
Other	(4,309)	(15,760)	(1,996)	(21)

Valuation allowance at end of year	¥82,191	¥208,627	¥239,269	$2,572

The other amount includes the impact of consolidation and deconsolidation of certain entities due to changes in ownership interest and currency translation adjustments during the years ended March 31, 2008, 2009 and 2010.

The deferred tax assets and liabilities that comprise the net deferred tax asset (liability) are included in the consolidated balance sheets as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Deferred tax assets
Deferred income taxes (Current assets)	¥605,331	¥632,164	$6,795
Investments and other assets - other	149,511	122,617	1,318
Deferred tax liabilities
Other current liabilities	(13,863)	(9,338)	(100)
Deferred income taxes (Long-term liabilities)	(642,293)	(813,221)	(8,741)

Net deferred tax asset (liability)	¥98,686	¥(67,778)	$(728)

Because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, management has made no provision for income taxes on those undistributed earnings aggregating ¥2,429,578 million ( $26,113 million) as of March 31, 2010. Toyota estimates an additional tax provision of ¥98,035 million ( $1,054 million) would be required if the full amount of those undistributed earnings were remitted.

Operating loss carryforwards for tax purposes attributed to consolidated subsidiaries as of March 31, 2010 were approximately ¥506,209 million ( $5,441 million) and are available as an offset against future taxable income of such subsidiaries. The majority of these carryforwards expire in years 2011 to 2030.

A summary of the gross unrecognized tax benefits changes for the years ended March 31, 2009 and 2010 is as follows:

	Yen in millions		U.S. dollars in millions
	For the years ended March 31,		For the year ended March 31,
	2009	2010	2010
Balance at beginning of year	¥37,722	¥46,803	$503
Additions based on tax positions related to the current year	858	2,702	29
Additions for tax positions of prior years	35,464	6,750	73
Reductions for tax positions of prior years	(24,061)	(2,802)	(30)
Reductions for tax positions related to lapse of statute of limitations	(114)	(106)	(1)
Reductions for settlement	(128)	(27,409)	(295)
Other	(2,938)	(1,973)	(21)

Balance at end of year	¥46,803	¥23,965	$258

The amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate was not material at March 31, 2009 and 2010, respectively. Toyota does not believe it is reasonably possible that the total amounts of unrecognized tax benefits will significantly increase or decrease within the next twelve months.

Interest and penalties related to income tax liabilities are included in “Other income (loss), net”. The amounts of interest and penalties accrued as of and recognized for the years ended March 31, 2009 and 2010, respectively, were not material.

Toyota remains subject to income tax examination for the tax returns related to the years beginning on and after January 1, 2000, with various tax jurisdictions including Japan.

Shareholders' equity	12 Months Ended
Mar. 31, 2010
Shareholders' equity

17. Shareholders’ equity:

Changes in the number of shares of common stock issued have resulted from the following:

	For the years ended March 31,
	2008	2009	2010
Common stock issued
Balance at beginning of year	3,609,997,492	3,447,997,492	3,447,997,492
Issuance during the year	—	—	—
Purchase and retirement	(162,000,000)	—	—

Balance at end of year	3,447,997,492	3,447,997,492	3,447,997,492

The Corporation Act provides that an amount equal to 10% of distributions from surplus paid by the parent company and its Japanese subsidiaries be appropriated as a capital reserve or a retained earnings reserve. No further appropriations are required when the total amount of the capital reserve and the retained earnings reserve reaches 25% of stated capital.

The retained earnings reserve included in retained earnings as of March 31, 2009 and 2010 was ¥167,722 million and ¥168,680 million ( $1,813 million), respectively. The Corporation Act provides that the retained earnings reserve of the parent company and its Japanese subsidiaries is restricted and unable to be used for dividend payments, and is excluded from the calculation of the profit available for dividend.

The amounts of statutory retained earnings of the parent company available for dividend payments to shareholders were ¥5,624,709 million and ¥5,478,747 million ( $58,886 million) as of March 31, 2009 and 2010, respectively. In accordance with customary practice in Japan, the distributions from surplus are not accrued in the financial statements for the corresponding period, but are recorded in the subsequent accounting period after shareholders’ approval has been obtained. Retained earnings at March 31, 2010 include amounts representing year-end cash dividends of ¥78,400 million ( $843 million), ¥25 ( $0.27) per share, which were approved at the Ordinary General Shareholders’ Meeting, held on June 24, 2010.

Retained earnings at March 31, 2010 include ¥1,344,903 million ( $14,455 million) relating to equity in undistributed earnings of companies accounted for by the equity method.

On June 23, 2006, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥200,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased approximately 28 million shares during the approved period of time.

On June 22, 2007, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥250,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased 30 million shares during the approved period of time.

On February 5, 2008, the Board of Directors resolved to purchase up to 12 million shares of its common stock at a cost up to ¥60,000 million in accordance with the Corporation Act. As a result, the parent company repurchased approximately 10 million shares.

On the same date, the Board of Directors also resolved to retire 162 million shares of its common stock, and then the parent company retired its common stock on March 31, 2008. This retirement, in accordance with the Corporation Act and related regulations, is treated as a reduction from additional paid-in capital and retained earnings. As a result, treasury stock, additional paid-in capital and retained earnings decreased by ¥646,681 million, ¥3,499 million and ¥643,182 million, respectively.

On June 24, 2008, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved to purchase up to 30 million shares of its common stock at a cost up to ¥200,000 million during the purchase period of one year from the following day. As a result, the parent company repurchased approximately 14 million shares during the approved period of time. These approvals by the shareholders are not required under the current regulation.

Detailed components of accumulated other comprehensive income (loss) in Toyota Motor Corporation shareholders’ equity at March 31, 2009 and 2010 and the related changes, net of taxes for the years ended March 31, 2008, 2009 and 2010 consist of the following:

	Yen in millions
	Foreign currency translation adjustments	Unrealized gains on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2007	¥(40,178)	¥658,808	¥82,760	¥701,390
Other comprehensive income (loss)	(461,189)	(347,829)	(133,577)	(942,595)

Balances at March 31, 2008	(501,367)	310,979	(50,817)	(241,205)
Other comprehensive income (loss)	(381,303)	(293,101)	(192,172)	(866,576)

Balances at March 31, 2009	(882,670)	17,878	(242,989)	(1,107,781)
Other comprehensive income	9,894	176,407	74,645	260,946

Balances at March 31, 2010	¥(872,776)	¥194,285	¥(168,344)	¥(846,835)

	U.S. dollars in millions
	Foreign currency translation adjustments	Unrealized gains on securities	Pension liability adjustments	Accumulated other comprehensive income (loss)
Balances at March 31, 2009	$(9,487)	$192	$(2,612)	$(11,907)
Other comprehensive income	107	1,896	802	2,805

Balances at March 31, 2010	$(9,380)	$2,088	$(1,810)	$(9,102)

Tax effects allocated to each component of other comprehensive income (loss) for the years ended March 31, 2008, 2009 and 2010 are as follows:

	Yen in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2008
Foreign currency translation adjustments	¥(460,723)	¥(466)	¥(461,189)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(545,555)	219,313	(326,242)
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	(36,099)	14,512	(21,587)
Pension liability adjustments	(221,142)	87,565	(133,577)

Other comprehensive income (loss)	¥(1,263,519)	¥320,924	¥(942,595)

For the year ended March 31, 2009
Foreign currency translation adjustments	¥(391,873)	¥10,570	¥(381,303)
Unrealized losses on securities:
Unrealized net holding losses arising for the year	(677,710)	255,890	(421,820)
Less: reclassification adjustments for losses included in net loss attributable to Toyota Motor Corporation	215,249	(86,530)	128,719
Pension liability adjustments	(319,613)	127,441	(192,172)

Other comprehensive income (loss)	¥(1,173,947)	¥307,371	¥(866,576)

For the year ended March 31, 2010
Foreign currency translation adjustments	¥10,809	¥(915)	¥9,894
Unrealized gains on securities:
Unrealized net holding gains arising for the year	277,838	(102,538)	175,300
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	1,852	(745)	1,107
Pension liability adjustments	124,526	(49,881)	74,645

Other comprehensive income	¥415,025	¥(154,079)	¥260,946

	U.S. dollars in millions
	Pre-tax amount	Tax amount	Net-of-tax amount
For the year ended March 31, 2010
Foreign currency translation adjustments	$117	$(10)	$107
Unrealized gains on securities:
Unrealized net holding gains arising for the year	2,986	(1,102)	1,884
Less: reclassification adjustments for gains included in net income attributable to Toyota Motor Corporation	20	(8)	12
Pension liability adjustments	1,338	(536)	802

Other comprehensive income	$4,461	$(1,656)	$2,805

Stock-based compensation	12 Months Ended
Mar. 31, 2010
Stock-based compensation

18. Stock-based compensation:

In June 1997, the parent company’s shareholders approved a stock option plan for board members. In June 2001, the shareholders approved an amendment of the plan to include both board members and key employees. Each year, since the plans’ inception, the shareholders have approved the authorization for the grant of options for the purchase of Toyota’s common stock. Authorized shares for each year that remain ungranted are unavailable for grant in future years. Stock options granted in and after August 2002 have terms ranging from 6 years to 8 years and an exercise price equal to 1.025 times the closing price of Toyota’s common stock on the date of grant. These options generally vest 2 years from the date of grant.

On June 24, 2010, at the Ordinary General Shareholders’ Meeting, the shareholders of the parent company approved the authorization of an additional up to 3,600,000 shares for issuance under the Toyota’s stock option plan for directors, officers and employees of the parent company, its subsidiaries and affiliates.

For the year ended March 31, 2008, 2009 and 2010, Toyota recognized stock-based compensation expenses for stock options of ¥3,273 million, ¥3,015 million and ¥2,446 million ( $26 million) as selling, general and administrative expenses.

The weighted-average grant-date fair value of options granted during the years ended March 31, 2008, 2009 and 2010 was ¥1,199, ¥635 and ¥803 ( $9), respectively per share. The fair value of options granted is amortized over the option vesting period in determining net income attributable to Toyota Motor Corporation in the consolidated statements of income. The grant-date fair value of options granted is estimated using the Black-Scholes option pricing model with the following weighted-average assumptions:

	2008	2009	2010
Dividend rate	1.7%	3.0%	2.4%
Risk-free interest rate	1.3%	1.1%	0.7%
Expected volatility	23%	23%	30%
Expected holding period (years)	5.0	5.0	5.0

The following table summarizes Toyota’s stock option activity:

		Yen		Yen in millions
	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual life in years	Aggregate intrinsic value
Options outstanding at March 31, 2007	6,292,700	¥5,175	5.53	¥14,947

Granted	3,264,000	7,278
Exercised	(792,100)	4,208
Canceled	(423,000)	6,196

Options outstanding at March 31, 2008	8,341,600	6,038	5.71	¥1,753

Granted	3,494,000	4,726
Exercised	(119,900)	3,626
Canceled	(375,000)	6,889

Options outstanding at March 31, 2009	11,340,700	5,631	5.51	¥1

Granted	3,492,000	4,193
Exercised	(157,800)	3,116
Canceled	(958,200)	4,646

Options outstanding at March 31, 2010	13,716,700	¥5,363	5.23	¥—

Options exercisable at March 31, 2008	2,354,600	¥4,225	2.76	¥1,753
Options exercisable at March 31, 2009	4,971,700	¥5,302	3.76	¥1
Options exercisable at March 31, 2010	7,515,700	¥6,132	3.86	¥—

The total intrinsic value of options exercised for the years ended March 31, 2008, 2009 and 2010 was ¥1,651 million, ¥97 million and ¥113 million ( $1 million), respectively.

As of March 31, 2010, there were unrecognized compensation expenses of ¥1,822 million ( $20 million) for stock options granted. Those expenses are expected to be recognized over a weighted-average period of 1.1 years.

Cash received from the exercise of stock options for the years ended March 31, 2008, 2009 and 2010 was ¥3,333 million, ¥435 million and ¥492 million ( $5 million), respectively.

The following table summarizes information for options outstanding and options exercisable at March 31, 2010:

	Outstanding				Exercisable
Exercise price range	Number of shares	Weighted- average exercise price	Weighted- average exercise price	Weighted- average remaining life	Number of shares	Weighted- average exercise price	Weighted- average exercise price
Yen		Yen	Dollars	Years		Yen	Dollars
¥4,193 – 6,000	8,133,700	¥4,429	$48	5.50	1,932,700	¥4,427	$48
6,001 – 7,278	5,583,000	6,723	72	4.85	5,583,000	6,723	72

4,193 – 7,278	13,716,700	5,363	58	5.23	7,515,700	6,132	66

Employee benefit plans	12 Months Ended
Mar. 31, 2010
Employee benefit plans

19. Employee benefit plans:

Pension and severance plans -

Upon terminations of employment, employees of the parent company and subsidiaries in Japan are entitled, under the retirement plans of each company, to lump-sum indemnities or pension payments, based on current rates of pay and lengths of service or the number of “points” mainly determined by those. Under normal circumstances, the minimum payment prior to retirement age is an amount based on voluntary retirement. Employees receive additional benefits on involuntary retirement, including retirement at the age limit.

Effective October 1, 2004, the parent company amended its retirement plan to introduce a “point” based retirement benefit plan. Under the new plan, employees are entitled to lump-sum or pension payments determined based on accumulated “points” vested in each year of service.

There are three types of “points” that vest in each year of service consisting of “service period points” which are attributed to the length of service, “job title points” which are attributed to the job title of each employee, and “performance points” which are attributed to the annual performance evaluation of each employee. Under normal circumstances, the minimum payment prior to retirement age is an amount reflecting an adjustment rate applied to represent voluntary retirement. Employees receive additional benefits upon involuntary retirement, including retirement at the age limit.

Effective October 1, 2005, the parent company partly amended its retirement plan and introduced the quasi cash-balance plan under which benefits are determined based on the variable-interest crediting rate rather than the fixed-interest crediting rate as was in the pre-amended plan.

The parent company and most subsidiaries in Japan have contributory funded defined benefit pension plans, which are pursuant to the Corporate Defined Benefit Pension Plan Law (CDBPPL). The contributions to the plans are funded with several financial institutions in accordance with the applicable laws and regulations. These pension plan assets consist principally of common stocks, government bonds and insurance contracts.

Most foreign subsidiaries have pension plans or severance indemnity plans covering substantially all of their employees under which the cost of benefits are currently invested or accrued. The benefits for these plans are based primarily on lengths of service and current rates of pay.

Toyota uses a March 31 measurement date for its benefit plans.

Information regarding Toyota’s defined benefit plans is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Change in benefit obligation
Benefit obligation at beginning of year	¥1,693,155	¥1,632,779	$17,549
Service cost	84,206	75,558	812
Interest cost	52,959	50,559	543
Plan participants’ contributions	750	657	7
Plan amendments	(2,096)	(3,080)	(33)
Net actuarial (gain) loss	(47,272)	56,843	611
Acquisition and other	(64,784)	(2,829)	(30)
Benefits paid	(84,139)	(83,740)	(900)

Benefit obligation at end of year	1,632,779	1,726,747	18,559

Change in plan assets
Fair value of plan assets at beginning of year	1,282,048	979,012	10,522
Actual return on plan assets	(307,293)	171,043	1,838
Acquisition and other	(43,851)	158	2
Employer contributions	131,412	111,815	1,202
Plan participants’ contributions	835	763	8
Benefits paid	(84,139)	(83,740)	(900)

Fair value of plan assets at end of year	979,012	1,179,051	12,672

Funded status	¥653,767	¥547,696	$5,887

Amounts recognized in the consolidated balance sheet as of March 31, 2009 and 2010 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Accrued expenses (Accrued pension and severance costs)	¥30,658	¥28,573	$307
Accrued pension and severance costs	634,612	678,677	7,294
Investments and other assets - other (Prepaid pension and severance costs)	(11,503)	(159,554)	(1,714)

Net amount recognized	¥653,767	¥547,696	$5,887

Amounts recognized in accumulated other comprehensive income (loss) as of March 31, 2009 and 2010 are comprised of the following:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Net actuarial loss	¥(497,055)	¥(385,266)	$(4,141)
Prior service costs	109,570	97,587	1,049
Net transition obligation	(5,514)	(3,570)	(38)

Net amount recognized	¥(392,999)	¥(291,249)	$(3,130)

The accumulated benefit obligation for all defined benefit pension plans was ¥1,524,556 million and ¥1,571,061 million ( $16,886 million) at March 31, 2009 and 2010, respectively.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for which the accumulated benefit obligations exceed plan assets are as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Projected benefit obligation	¥1,076,362	¥508,501	$5,465
Accumulated benefit obligation	1,039,314	452,019	4,858
Fair value of plan assets	614,377	65,905	708

Components of the net periodic pension cost are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Service cost	¥96,454	¥84,206	¥75,558	$812
Interest cost	54,417	52,959	50,559	543
Expected return on plan assets	(43,450)	(43,053)	(32,251)	(346)
Amortization of prior service costs	(17,162)	(17,677)	(15,063)	(162)
Recognized net actuarial loss	4,013	5,752	27,246	293
Amortization of net transition obligation	1,944	1,944	1,944	21

Net periodic pension cost	¥96,216	¥84,131	¥107,993	$1,161

Other changes in plan assets and benefit obligations recognized in other comprehensive income (loss) are as follows:

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Net actuarial gain (loss)	¥(227,439)	¥(303,074)	¥81,949	$881
Recognized net actuarial loss	4,013	5,752	27,246	293
Prior service costs	7,619	2,096	3,080	33
Amortization of prior service costs	(17,162)	(17,677)	(15,063)	(162)
Amortization of net transition obligation	1,944	1,944	1,944	21
Other	24,882	17,003	2,594	28

Total recognized in other comprehensive income (loss)	¥(206,143)	¥(293,956)	¥101,750	$1,094

The estimated prior service costs, net actuarial loss and net transition obligations that will be amortized from accumulated other comprehensive income (loss) into net periodic pension cost during the year ending March 31, 2011 are ¥(15,000) million ( $(161) million), ¥15,700 million ( $169 million) and ¥1,900 million ( $20 million), respectively.

Weighted-average assumptions used to determine benefit obligations as of March 31, 2009 and 2010 are as follows:

	March 31,
	2009	2010
Discount rate	2.8%	2.8%
Rate of compensation increase	0.1 - 10.0%	0.5 - 10.0%

Weighted-average assumptions used to determine net periodic pension cost for the years ended March 31, 2008, 2009 and 2010 are as follows:

	For the years ended March 31,
	2008	2009	2010
Discount rate	2.7%	2.8%	2.8%
Expected return on plan assets	3.4%	3.6%	3.6%
Rate of compensation increase	0.1 - 10.0%	0.1 - 10.0%	0.1 - 10.0%

The expected rate of return on plan assets is determined after considering several applicable factors including, the composition of plan assets held, assumed risks of asset management, historical results of the returns on plan assets, Toyota’s principal policy for plan asset management, and forecasted market conditions.

Toyota’s policy and objective for plan asset management is to maximize returns on plan assets to meet future benefit payment requirements under risks which Toyota considers permissible. Asset allocations under the plan asset management are determined based on plan asset management policies of each plan which are established to achieve the optimized asset compositions in terms of the long-term overall plan asset management. Excepting equity securities contributed by Toyota, approximately 50% of the plan assets is invested in equity securities, approximately 30% is invested in debt securities, and the rest of them is invested in insurance contracts and other products. When actual allocations are not in line with target allocations, Toyota rebalances its investments in accordance with the policies. Prior to making individual investments, Toyota performs in-depth assessments of corresponding factors including category of products, industry type, currencies and liquidity of each potential investment under consideration to mitigate concentrations of risks such as market risk and foreign currency exchange rate risk. To assess performance of the investments, Toyota establishes bench mark return rates for each individual investment, combines these individual bench mark rates based on the asset composition ratios within each asset category, and compares the combined rates with the corresponding actual return rates on each asset category.

The following table summarizes the fair value of classes of plan assets as of March 31, 2010. See note 26 to the consolidated financial statements for three levels of input which are used to measure fair value.

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	¥471,262	¥—	¥—	¥471,262
Commingled funds	—	237,495	—	237,495

	471,262	237,495	—	708,757

Debt securities
Government bonds	79,739	—	—	79,739
Commingled funds	—	147,345	2,663	150,008
Other	39,231	19,561	928	59,720

	118,970	166,906	3,591	289,467

Insurance contracts	—	97,086	—	97,086
Other	35,774	1,449	46,518	83,741

Total	¥626,006	¥502,936	¥50,109	¥1,179,051

	U.S. dollars in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Equity securities
Common stocks	$5,065	$—	$—	$5,065
Commingled funds	—	2,553	—	2,553

	5,065	2,553	—	7,618

Debt securities
Government bonds	857	—	—	857
Commingled funds	—	1,584	28	1,612
Other	422	210	10	642

	1,279	1,794	38	3,111

Insurance contracts	—	1,043	—	1,043
Other	384	16	500	900

Total	$6,728	$5,406	$538	$12,672

The following is description of the assets, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Quoted market prices for identical securities are used to measure fair value of common stocks. As of March 31, 2010, common stocks include 64% of Japanese stocks and 36% of foreign stocks.

Quoted market prices for identical securities are used to measure fair value of government bonds. As of March 31, 2010, government bonds include 25% of Japanese government bonds and 75% of foreign government bonds.

Commingled funds are beneficial interests of collective trust, which are mainly invested by the parent company and Japanese subsidiaries. The fair values of commingled funds are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The fair values of insurance contracts are measured using contracted amount with accrued interest.

Other consists of cash equivalents, other private placement investment funds and other assets. The fair values of other private placement investment funds are measured using the NAV provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement day.

The following table summarizes the changes in Level 3 plan assets measured at fair value for the period ended March 31, 2010:

	Yen in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	¥5,242	¥45,825	¥51,067
Actual return on plan assets	818	(2,206)	(1,388)
Purchases, sales and settlements	(2,233)	3,467	1,234
Other	(236)	(568)	(804)

Balance at end of year	¥3,591	¥46,518	¥50,109

	U.S. dollars in millions
	For the year ended March 31, 2010
	Debt securities	Other	Total
Balance at beginning of year	$56	$493	$549
Actual return on plan assets	9	(24)	(15)
Purchases, sales and settlements	(24)	37	13
Other	(3)	(6)	(9)

Balance at end of year	$38	$500	$538

Toyota expects to contribute ¥111,112 million ( $1,194 million) to its pension plans in the year ending March 31, 2011.

The following pension benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2011	¥79,457	$854
2012	75,952	816
2013	74,915	805
2014	76,933	827
2015	80,622	867
from 2016 to 2020	455,453	4,895

Total	¥843,332	$9,064

Postretirement benefits other than pensions and postemployment benefits -

Toyota’s U.S. subsidiaries provide certain health care and life insurance benefits to eligible retired employees. In addition, Toyota provides benefits to certain former or inactive employees after employment, but before retirement. These benefits are currently unfunded and provided through various insurance companies and health care providers. The costs of these benefits are recognized over the period the employee provides credited service to Toyota. Toyota’s obligations under these arrangements are not material.

Derivative financial instruments	12 Months Ended
Mar. 31, 2010
Derivative financial instruments

20. Derivative financial instruments:

Toyota employs derivative financial instruments, including foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements and interest rate options to manage its exposure to fluctuations in interest rates and foreign currency exchange rates. Toyota does not use derivatives for speculation or trading.

Fair value hedges -

Toyota enters into interest rate swaps and interest rate currency swap agreements mainly to convert its fixed-rate debt to variable-rate debt. Toyota uses interest rate swap agreements in managing interest rate risk exposure. Interest rate swap agreements are executed as either an integral part of specific debt transactions or on a portfolio basis. Toyota uses interest rate currency swap agreements to hedge exposure to currency exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies. Notes and loans payable issued in foreign currencies are hedged by concurrently executing interest rate currency swap agreements, which involve the exchange of foreign currency principal and interest obligations for each functional currency obligations at agreed-upon currency exchange and interest rates.

For the years ended March 31, 2008, 2009 and 2010, the ineffective portion of Toyota’s fair value hedge relationships was not material. For fair value hedging relationships, the components of each derivative’s gain or loss are included in the assessment of hedge effectiveness.

Undesignated derivative financial instruments -

Toyota uses foreign exchange forward contracts, foreign currency options, interest rate swaps, interest rate currency swap agreements, and interest rate options, to manage its exposure to foreign currency exchange rate fluctuations and interest rate fluctuations from an economic perspective, and for which Toyota is unable or has elected not to apply hedge accounting.

Fair value and gains or losses on derivative financial instruments -

The following table summarizes the fair values of derivative financial instruments at March 31, 2009 and 2010:

	Yen in millions		U.S. dollars in millions
	For the years ended March 31,		For the year ended March 31,
	2009	2010	2010
Derivative financial instruments designated as hedging instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥35,882	¥45,567	$490
Investments and other assets – Other	83,014	94,430	1,015

Total	¥118,896	¥139,997	$1,505

Other current liabilities	¥(47,022)	¥(21,786)	$(234)
Other long-term liabilities	(79,634)	(12,045)	(130)

Total	¥(126,656)	¥(33,831)	$(364)

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Prepaid expenses and other current assets	¥58,454	¥54,474	$586
Investments and other assets – Other	177,487	168,349	1,809

Total	¥235,941	¥222,823	$2,395

Other current liabilities	¥(61,593)	¥(38,152)	$(410)
Other long-term liabilities	(236,877)	(179,765)	(1,932)

Total	¥(298,470)	¥(217,917)	$(2,342)

Foreign exchange forward and option contracts
Prepaid expenses and other current assets	¥32,443	¥6,135	$66
Investments and other assets – Other	250	38	0

Total	¥32,693	¥6,173	$66

Other current liabilities	¥(25,675)	¥(20,843)	$(224)
Other long-term liabilities	—	(138)	(2)

Total	¥(25,675)	¥(20,981)	$(226)

The following table summarizes the notional amounts of derivative financial instruments at March 31, 2009 and 2010:

	Yen in millions				U.S. dollars in millions
	For the years ended March 31,				For the year ended March 31,
	2009		2010		2010
	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments	Designated derivative financial instruments	Undesignated derivative financial instruments
Interest rate and currency swap agreements	¥1,907,927	¥12,472,179	¥1,168,882	¥11,868,039	$12,563	$127,559
Foreign exchange forward and option contracts	—	1,562,876	—	1,487,175	—	15,984

Total	¥1,907,927	¥14,035,055	¥1,168,882	¥13,355,214	$12,563	$143,543

The following table summarizes the gains and losses on derivative financial instruments and hedged items reported in the consolidated statement of income for the year ended March 31, 2009 and 2010:

	Yen in millions				U.S. dollars in millions
	For the years ended March 31,				For the year ended March 31,
	2009		2010		2010
	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items	Gains or (losses) on derivative financial instruments	Gains or (losses) on hedged items
Derivative financial instruments designated as hedging instruments – Fair value hedge
Interest rate and currency swap agreements
Cost of financing operations	¥(288,553)	¥293,637	¥138,677	¥(135,163)	$1,491	$(1,453)
Interest expense	(439)	439	(265)	265	(3)	3

Undesignated derivative financial instruments
Interest rate and currency swap agreements
Cost of financing operations	¥(72,696)	¥—	¥77,939	¥—	$838	$—
Foreign exchange gain (loss), net	(3,016)	—	(2,819)	—	(30)	—
Foreign exchange forward and option contracts
Cost of financing operations	24,183	—	(21,841)	—	(235)	—
Foreign exchange gain (loss), net	174,158	—	60,599	—	651	—

Undesignated derivative financial instruments are used to manage risks of fluctuations in interest rates to certain borrowing transactions and in foreign currency exchange rates of certain currency receivables and payables. Toyota accounts for these derivative financial instruments as economic hedges with changes in the fair value recorded directly into current period earnings.

Unrealized gains or (losses) on undesignated derivative financial instruments reported in the cost of financing operations for the years ended March 31, 2008, 2009 and 2010 were ¥(67,991) million, ¥(80,298) million and ¥71,538 million ( $769 million) those reported in foreign gain (loss), net were ¥45,670 million, ¥(33,578) million and ¥(26,476) million ( $(285) million), respectively.

Toyota corrected the gains or losses on derivative financial instruments and hedged items disclosed for the year ended March 31, 2009 as a result of changes to information gathered from certain subsidiaries. These adjustments do not have a material impact on Toyota’s consolidated financial statements.

Credit risk related contingent features -

Toyota enters into International Swaps and Derivatives Association Master Agreements with counterparties. These Master Agreements contain a provision requiring either Toyota or the counterparty to settle the contract or to post assets to the other party in the event of a ratings downgrade below a specified threshold.

The aggregate fair value amount of derivative financial instruments that contain credit risk related contingent features that are in a net liability position as of March 31, 2010 is ¥63,445 million ( $682 million). The aggregate fair value amount of assets that are already posted as of March 31, 2010 is ¥9,469 million ( $102 million). If the ratings of Toyota decline below specified thresholds, the maximum amount of assets to be posted or for which Toyota could be required to settle the contracts is ¥63,445 million ( $682 million) as of March 31, 2010.

Other financial instruments	12 Months Ended
Mar. 31, 2010
Other financial instruments

21. Other financial instruments:

Toyota has certain financial instruments, including financial assets and liabilities and off-balance sheet financial instruments which arose in the normal course of business. These financial instruments are executed with creditworthy financial institutions, and virtually all foreign currency contracts are denominated in U.S. dollars, euros and other currencies of major industrialized countries. Financial instruments involve, to varying degrees, market risk as instruments are subject to price fluctuations, and elements of credit risk in the event a counterparty should default. In the unlikely event the counterparties fail to meet the contractual terms of a foreign currency or an interest rate instrument, Toyota’s risk is limited to the fair value of the instrument. Although Toyota may be exposed to losses in the event of non-performance by counterparties on financial instruments, it does not anticipate significant losses due to the nature of its counterparties. Counterparties to Toyota’s financial instruments represent, in general, international financial institutions. Additionally, Toyota does not have a significant exposure to any individual counterparty. Toyota believes that the overall credit risk related to its financial instruments is not significant.

The estimated fair values of Toyota’s financial instruments, excluding marketable securities and other securities investments and affiliated companies and derivative financial instruments, are summarized as follows:

	Yen in millions
	March 31, 2009
	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥2,444,280	¥2,444,280
Time deposits	45,178	45,178
Total finance receivables, net	8,450,709	8,677,228
Other receivables	332,722	332,722
Short-term borrowings	(3,617,672)	(3,617,672)
Long-term debt including the current portion	(8,949,615)	(9,026,007)

	Yen in millions		U.S. dollars in millions
	March 31, 2010		March 31, 2010
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Asset (Liability)
Cash and cash equivalents	¥1,865,746	¥1,865,746	$20,053	$20,053
Time deposits	392,724	392,724	4,221	4,221
Total finance receivables, net	8,759,826	9,112,527	94,151	97,942
Other receivables	360,379	360,379	3,873	3,873
Short-term borrowings	(3,279,673)	(3,279,673)	(35,250)	(35,250)
Long-term debt including the current portion	(9,191,490)	(9,297,904)	(98,791)	(99,934)

Cash and cash equivalents, time deposits and other receivables -

In the normal course of business, substantially all cash and cash equivalents, time deposits and other receivables are highly liquid and are carried at amounts which approximate fair value.

Finance receivables, net -

The carrying value of variable rate finance receivables was assumed to approximate fair value as they were repriced at prevailing market rates. The fair value of fixed rate finance receivables was estimated by discounting expected cash flows to present value using the rates at which new loans of similar credit quality and maturity would be made.

Short-term borrowings and long-term debt -

The fair values of short-term borrowings and total long-term debt including the current portion were estimated based on the discounted amounts of future cash flows using Toyota’s current incremental borrowing rates for similar liabilities.

Lease commitments	12 Months Ended
Mar. 31, 2010
Lease commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Class of property
Building	¥24,369	¥23,518	$253
Machinery and equipment	51,971	48,043	516
Less - Accumulated depreciation	(33,845)	(36,926)	(397)

	¥42,495	¥34,635	$372

Amortization expenses under capital leases for the years ended March 31, 2008, 2009 and 2010 were ¥7,846 million, ¥12,183 million and ¥12,606 million ( $135 million), respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2010 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2011	¥26,327	$283
2012	3,585	39
2013	2,366	25
2014	2,028	22
2015	1,795	19
Thereafter	16,413	176

Total minimum lease payments	52,514	564
Less - Amount representing interest	(10,271)	(110)

Present value of net minimum lease payments	42,243	454
Less - Current obligations	(24,089)	(259)

Long-term capital lease obligations	¥18,154	$195

Rental expenses under operating leases for the years ended March 31, 2008, 2009 and 2010 were ¥100,319 million, ¥106,653 million and ¥93,994 million ( $1,010 million), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2010 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2011	¥9,900	$106
2012	8,136	87
2013	6,493	70
2014	5,029	54
2015	4,273	46
Thereafter	18,122	195

Total minimum future rentals	¥51,953	$558

Other commitments and contingencies, concentrations and factors that may affect future operations	12 Months Ended
Mar. 31, 2010
Other commitments and contingencies, concentrations and factors that may affect future operations

23. Other commitments and contingencies, concentrations and factors that may affect future operations:

Commitments

Commitments outstanding at March 31, 2010 for the purchase of property, plant and equipment and other assets totaled ¥74,529 million ( $801 million).

Guarantees

Toyota enters into contracts with Toyota dealers to guarantee customers’ payments of their installment payables that arise from installment contracts between customers and Toyota dealers, as and when requested by Toyota dealers. Guarantee periods are set to match maturity of installment payments, and at March 31, 2010, range from 1 month to 35 years; however, they are generally shorter than the useful lives of products sold. Toyota is required to execute its guarantee primarily when customers are unable to make required payments. The maximum potential amount of future payments as of March 31, 2010 is ¥1,604,893million ( $17,249 million). Liabilities for guarantees totaling ¥5,969 million ( $64 million) have been provided as of March 31, 2010. Under these guarantee contracts, Toyota is entitled to recover any amount paid by Toyota from the customers whose original obligations Toyota has guaranteed.

Legal Proceedings

Product Recalls

From time-to-time, Toyota issues vehicle recalls and takes other safety measures including safety campaigns in its vehicles. In November 2009, Toyota announced a safety campaign in North America for certain models of Toyota and Lexus vehicles related to floor mat entrapment of accelerator pedals, and later expanded it to include additional models. In January 2010, Toyota announced a recall in North America for certain models of Toyota vehicles related to sticking and slow-to-return accelerator pedals. Also in January 2010, Toyota recalled in Europe and China certain models of Toyota vehicles related to sticking accelerator pedals. In February 2010, Toyota announced a worldwide recall related to the software program that controls the antilock braking system (ABS) in certain vehicles models including the Prius. Set forth below is a description of the various claims, lawsuits and government investigations against Toyota in the United States relating to recalls and other safety measures.

Class Action Litigation

There are approximately 200 putative class actions that have been filed since November 2009 alleging that certain Toyota, Lexus and Scion vehicles contain defects that lead to unintended acceleration. Many of the putative class actions allege that malfunctions involving the floor mats and accelerator pedals do not cover the full scope of possible defects related to unintended acceleration. Rather, they allege that Electronic Throttle Control-intelligent (ETCS-i) is the true cause and that Toyota has failed to inform consumers despite its awareness of the problem. In general, these cases seek recovery for the alleged diminution in value of the vehicles, injunctive and other relief. In April 2010, the approximately 190 federal cases were consolidated for most purposes into a single multi-district litigation in the United States District Court for the Central District of California. In addition, around half of the approximately 125 individual product liability personal injury cases relating to unintended acceleration pending against Toyota have been consolidated into the federal class action suit. (The remaining individual product liability personal injury cases relating to unintended acceleration remain pending in various state courts in the United States.) This consolidated federal class action suit is in its very early stages and currently activity centers around case organization and scheduling.

Additionally, there are approximately 10 putative class actions in various state courts, including California. The claims are similar to the class actions in federal court. One of the putative California class actions was filed by the Orange County District Attorney and, among other things, seeks statutory penalties alleging that Toyota sold and marketed defective vehicles and that consumers have been harmed as a result of diminution in value of their vehicles.

Beginning in February 2010, Toyota has also been sued in 9 putative class actions in federal and state courts alleging defects in the braking systems in various hybrid vehicles that causes the vehicles to fail to stop in a timely manner when driving in certain road conditions. The plaintiffs claim that while a remedy for this braking issue has been implemented on vehicles in production since January 2010 and has been offered to current owners of certain of the vehicles, that owners and lessees of all of the vehicles should recover for diminution in the value of the vehicles. They also seek injunctions ordering Toyota to repair the vehicles and to take other actions, punitive damages and other relief.

From February through April 2010, Toyota has also been sued in the United States District Court for the Central District of California in 6 putative shareholder class actions on behalf of investors in Toyota American Depository Shares and common stock, and in a putative bondholder class action. The complaints of these securities class action lawsuits allege that defendants made statements that were false or misleading in that they failed to disclose problems with, or the causes of, sudden unintended acceleration in a number of vehicle models. Plaintiffs seek monetary damages in an amount to be proven at trial, interest and attorneys’ fees and costs.

On May 21, 2010, a shareholder derivative action was filed against certain officers and directors of Toyota in the Superior Court of the State of California, County of Los Angeles. The complaint alleges that the defendants breached their fiduciary duties of care and loyalty as well as wasted corporate assets and unjustly enriched themselves, with respect to and as a result of their handling of design defects in Toyota vehicles, alleging facts similar to those alleged in the securities class actions. The plaintiff seeks to recover on behalf of Toyota amounts spent by Toyota as a result of the defendants’ alleged mishandling of the problem of unintended acceleration and of the alleged failure to make accurate and timely public disclosure.

Toyota believes that it has meritorious defenses to all of the cases and will vigorously defend against them.

Government Investigations

In February 2010, Toyota received a subpoena from the U.S. Attorney for the Southern District of New York and a voluntary request and subpoena from the U.S. Securities and Exchange Commission (“SEC”). The subpoenas and the voluntary request primarily request documents related to unintended acceleration and certain financial records. This is a coordinated investigation and has included interviews of Toyota and non-Toyota witnesses, as well as production of documents. On June 23, 2010, Toyota received a voluntary request and subpoena from the SEC that primarily requested production of documents related to the steering relay rod.

During the first quarter of calendar year 2010, Toyota received three formal inquires from the National Highway Traffic Safety Administration (“NHTSA”) related to the recalls related to floor mat entrapment and sticking accelerator pedals. The first two, TQ10-001 and TQ10-002, address the timing of the announcement of the recalls related to floor mat entrapment and sticking accelerator pedals, respectively. The third, RQ10-003, addresses the scope of the recalls and unintended acceleration generally. On April 19, 2010, Toyota and the Department of Transportation announced a settlement resolving TQ10-002 pursuant to which Toyota paid  $16.4 million to the U.S. Treasury. Toyota denied the allegations that it violated the Motor Vehicle Safety Act or its implementing regulations but agreed to the settlement to avoid a protracted dispute and possible litigation. TQ10-001 is still pending, and on June 4, Toyota filed its final response to RQ10-003.

On May 10, 2010, NHTSA notified Toyota that it had also opened a Timeliness Query regarding the 2005 recall of certain pickup trucks and sport utility vehicles for a possible issue with the steering relay rod.

Toyota has also received subpoenas and formal and informal requests from various states’ attorneys general and certain local governmental agencies regarding various recalls, the facts underlying its recent recalls and customer handling related to those recalls.

Toyota is cooperating with the government agencies in their investigations, which generally are on-going.

The recalls and other safety measures described above have led to a number of claims, lawsuits and government investigations against Toyota in the United States as set forth in the preceding paragraphs. Amounts accrued as of March 31, 2010 relate to these legal actions are not material to Toyota’s financial position, results of operations, or cash flows. Toyota cannot currently estimate its potential liability, damages or range of potential loss, if any, beyond the amounts accrued; however, the resolution of these matters could have an adverse effect on Toyota’s financial position, results of operations or cash flows.

United States Antitrust Proceedings

In February 2003, Toyota, General Motors Corporation, Ford, DaimlerChrysler, Honda, Nissan and BMW and their U.S. and Canadian sales and marketing subsidiaries, the National Automobile Dealers Association and the Canadian Automobile Dealers Association were named as defendants in purported nationwide class actions on behalf of all purchasers of new motor vehicles in the United States since January 1, 2001. 26 similar actions were filed in federal district courts in California, Illinois, New York, Massachusetts, Florida, New Jersey and Pennsylvania. Additionally, 56 parallel class actions were filed in state courts in California, Minnesota, New Mexico, New York, Tennessee, Wisconsin, Arizona, Florida, Iowa, New Jersey and Nebraska on behalf of the same purchasers in these states. As of April 1, 2005, actions filed in federal district courts were consolidated in Maine and actions filed in the state courts of California and New Jersey were also consolidated.

The nearly identical complaints allege that the defendants violated the Sherman Antitrust Act by conspiring among themselves and with their dealers to prevent the sale to United States citizens of vehicles produced for the Canadian market. The complaints allege that new vehicle prices in Canada are 10% to 30% lower than those in the United States and that preventing the sale of these vehicles to United States citizens resulted in United States consumers paying excessive prices for the same type of vehicles. The complaints seek permanent injunctions against the alleged antitrust violations and treble damages in an unspecified amount. In March 2004, the federal district court of Maine (i) dismissed claims against certain Canadian companies, including Toyota Canada, Inc., for lack of personal jurisdiction but denied or deferred to dismiss claims against certain other Canadian companies, and (ii) dismissed the claim for damages based on the Sherman Antitrust Act but did not bar the plaintiffs from seeking injunctive relief against the alleged antitrust violations. The plaintiffs have submitted an amended compliant adding a claim for damages based on state antitrust laws and Toyota has responded to the plaintiff’s discovery requests. Toyota believes that its actions have been lawful. In the interest of quickly resolving these legal actions, however, Toyota entered into a settlement agreement with the plaintiffs at the end of February 2006. The settlement agreement is pending the approval of the federal district court, and immediately upon approval the plaintiffs will, in accordance with the terms of the settlement agreement, withdraw all pending actions against Toyota in the federal district court as well as all state courts and all related actions will be closed.

Other Proceedings

Toyota has various other legal actions, other governmental proceedings and other claims pending against it, including other product liability claims in the United States. Although the claimants in some of these actions seek potentially substantial damages, Toyota cannot currently estimate its potential liability, damages or range of potential loss, if any, beyond the amounts accrued, with respect to these claims. However, based upon information currently available to Toyota, Toyota believes that its losses from these matters, if any, would not have a material adverse effect on Toyota’s financial position, results of operations or cash flows.

Environmental Matters and Others

In October 2000, the European Union brought into effect a directive that requires member states to promulgate regulations implementing the following: (i) manufacturers shall bear all or a significant part of the costs for taking back end-of-life vehicles put on the market after July 1, 2002 and dismantling and recycling those vehicles. Beginning January 1, 2007, this requirement became applicable to vehicles put on the market before July 1, 2002; (ii) manufacturers may not use certain hazardous materials in vehicles to be sold after July 2003; (iii) vehicles type-approved and put on the market after December 15, 2008, shall be re-usable and/or recyclable to a minimum of 85% by weight per vehicle and shall be re-usable and/or recoverable to a minimum of 95% by weight per vehicle; and (iv) end-of-life vehicles must meet actual re-use of 80% and re-use as material or energy of 85%, respectively, of vehicle weight by 2006, rising respectively to 85% and 95% by 2015. A law to implement the directive came into effect in all member states including Bulgaria, Romania that joined the European Union in January 2007. Currently, there are uncertainties surrounding the implementation of the applicable regulations in different European Union member states, particularly regarding manufacturer responsibilities and resultant expenses that may be incurred.

In addition, under this directive member states must take measures to ensure that car manufacturers, distributors and other auto-related economic operators establish adequate used vehicle collection and treatment facilities and to ensure that hazardous materials and recyclable parts are removed from vehicles prior to shredding. This directive impacts Toyota’s vehicles sold in the European Union and Toyota is introducing vehicles that are in compliance with such measures taken by the member states pursuant to the directive.

Based on the legislation that has been enacted to date, Toyota has provided for its estimated liability related to covered vehicles in existence as of March 31, 2010. Depending on the legislation that will be enacted subject to other circumstances, Toyota may be required to revise the accruals for the expected costs. Although Toyota does not expect its compliance with the directive to result in significant cash expenditures, Toyota is continuing to assess the impact of this future legislation on its results of operations, cash flows and financial position.

Toyota purchases materials that are equivalent to approximately 10% of material costs from a supplier which is an affiliated company.

The parent company has a concentration of labor supply in employees working under collective bargaining agreements and a substantial portion of these employees are working under the agreement that will expire on December 31, 2011.

Segment data	12 Months Ended
Mar. 31, 2010
Segment data

24. Segment data:

The operating segments reported below are the segments of Toyota for which separate financial information is available and for which operating income/loss amounts are evaluated regularly by executive management in deciding how to allocate resources and in assessing performance.

The major portions of Toyota’s operations on a worldwide basis are derived from the Automotive and Financial Services business segments. The Automotive segment designs, manufactures and distributes sedans, minivans, compact cars, sport-utility vehicles, trucks and related parts and accessories. The Financial Services segment consists primarily of financing, and vehicle and equipment leasing operations to assist in the merchandising of the parent company and its affiliate companies products as well as other products. The All Other segment includes the design, manufacturing and sales of housing, telecommunications and other business.

The following tables present certain information regarding Toyota’s industry segments and operations by geographic areas and overseas revenues by destination as of and for the years ended March 31, 2008, 2009 and 2010.

Segment operating results and assets -

As of and for the year ended March 31, 2008:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥24,160,254	¥1,468,730	¥660,256	¥—	¥26,289,240
Inter-segment sales and transfers	17,052	29,624	686,699	(733,375)	—

Total	24,177,306	1,498,354	1,346,955	(733,375)	26,289,240
Operating expenses	22,005,401	1,411,860	1,313,875	(712,271)	24,018,865

Operating income	¥2,171,905	¥86,494	¥33,080	¥(21,104)	¥2,270,375

Assets	¥13,593,025	¥13,942,372	¥1,273,560	¥3,649,363	¥32,458,320
Investment in equity method investees	1,777,956	235,166	—	52,656	2,065,778
Depreciation expenses	1,050,541	409,725	30,869	—	1,491,135
Capital expenditure	1,546,524	1,149,842	56,439	7,170	2,759,975

As of and for the year ended March 31, 2009:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥18,550,501	¥1,355,850	¥623,219	¥—	¥20,529,570
Inter-segment sales and transfers	14,222	21,698	561,728	(597,648)	—

Total	18,564,723	1,377,548	1,184,947	(597,648)	20,529,570
Operating expenses	18,959,599	1,449,495	1,175,034	(593,547)	20,990,581

Operating income (loss)	¥(394,876)	¥(71,947)	¥9,913	¥(4,101)	¥(461,011)

Assets	¥11,716,316	¥13,631,662	¥1,131,400	¥2,582,659	¥29,062,037
Investment in equity method investees	1,606,013	168,057	—	36,036	1,810,106
Depreciation expenses	1,072,848	389,937	32,385	—	1,495,170
Capital expenditure	1,343,572	883,968	35,334	62,023	2,324,897

As of and for the year ended March 31, 2010:

	Yen in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥17,187,308	¥1,226,244	¥537,421	¥—	¥18,950,973
Inter-segment sales and transfers	10,120	19,163	410,194	(439,477)	—

Total	17,197,428	1,245,407	947,615	(439,477)	18,950,973
Operating expenses	17,283,798	998,480	956,475	(435,296)	18,803,457

Operating income (loss)	¥(86,370)	¥246,927	¥(8,860)	¥(4,181)	¥147,516

Assets	¥12,359,404	¥13,274,953	¥1,119,635	¥3,595,295	¥30,349,287
Investment in equity method investees	1,692,702	129,745	—	44,993	1,867,440
Depreciation expenses	1,018,935	348,820	46,814	—	1,414,569
Capital expenditure	616,216	774,102	21,751	25,532	1,437,601
	U.S. dollars in millions
	Automotive	Financial Services	All Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$184,730	$13,180	$5,777	$—	$203,687
Inter-segment sales and transfers	109	206	4,409	(4,724)	—

Total	184,839	13,386	10,186	(4,724)	203,687
Operating expenses	185,767	10,732	10,281	(4,679)	202,101

Operating income (loss)	$(928)	$2,654	$(95)	$(45)	$1,586

Assets	$132,840	$142,680	$12,034	$38,642	$326,196
Investment in equity method investees	18,193	1,394	—	484	20,071
Depreciation expenses	10,952	3,749	503	—	15,204
Capital expenditure	6,623	8,320	234	275	15,452

Geographic Information -

As of and for the year ended March 31, 2008:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥8,418,620	¥9,248,950	¥3,802,814	¥2,790,987	¥2,027,869	¥—	¥26,289,240
Inter-segment sales and transfers	6,897,192	174,308	190,620	329,839	266,268	(7,858,227)	—

Total	15,315,812	9,423,258	3,993,434	3,120,826	2,294,137	(7,858,227)	26,289,240
Operating expenses	13,875,526	9,117,906	3,851,863	2,864,470	2,150,159	(7,841,059)	24,018,865

Operating income	¥1,440,286	¥305,352	¥141,571	¥256,356	¥143,978	¥(17,168)	¥2,270,375

Assets	¥12,883,255	¥10,779,947	¥3,125,572	¥1,792,681	¥1,703,533	¥2,173,332	¥32,458,320
Long-lived assets	3,696,081	2,808,782	574,854	446,513	285,772	—	7,812,002

As of and for the year ended March 31, 2009:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,471,916	¥6,097,676	¥2,889,753	¥2,450,412	¥1,619,813	¥—	¥20,529,570
Inter-segment sales and transfers	4,714,821	125,238	123,375	268,917	263,087	(5,495,438)	—

Total	12,186,737	6,222,914	3,013,128	2,719,329	1,882,900	(5,495,438)	20,529,570
Operating expenses	12,424,268	6,613,106	3,156,361	2,543,269	1,795,252	(5,541,675)	20,990,581

Operating income (loss)	¥(237,531)	¥(390,192)	¥(143,233)	¥176,060	¥87,648	¥46,237	¥(461,011)

Assets	¥11,956,431	¥10,685,466	¥2,324,528	¥1,547,890	¥1,446,505	¥1,101,217	¥29,062,037
Long-lived assets	3,658,719	2,726,419	410,185	372,330	234,028	—	7,401,681

As of and for the year ended March 31, 2010:

	Yen in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	¥7,314,813	¥5,583,228	¥2,082,671	¥2,431,648	¥1,538,613	¥—	¥18,950,973
Inter-segment sales and transfers	3,905,490	87,298	64,378	223,679	135,248	(4,416,093)	—

Total	11,220,303	5,670,526	2,147,049	2,655,327	1,673,861	(4,416,093)	18,950,973
Operating expenses	11,445,545	5,585,036	2,180,004	2,451,800	1,558,287	(4,417,215)	18,803,457

Operating income (loss)	¥(225,242)	¥85,490	¥(32,955)	¥203,527	¥115,574	¥1,122	¥147,516

Assets	¥12,465,677	¥10,223,903	¥2,060,962	¥1,925,126	¥1,803,703	¥1,869,916	¥30,349,287
Long-lived assets	3,347,896	2,401,172	351,037	361,296	249,500	—	6,710,901

	U.S. dollars in millions
	Japan	North America	Europe	Asia	Other	Inter-segment Elimination/ Unallocated Amount	Consolidated
Net revenues
Sales to external customers	$78,620	$60,009	$22,385	$26,136	$16,537	$—	$203,687
Inter-segment sales and transfers	41,976	938	692	2,404	1,454	(47,464)	—

Total	120,596	60,947	23,077	28,540	17,991	(47,464)	203,687
Operating expenses	123,017	60,028	23,431	26,352	16,749	(47,476)	202,101

Operating income (loss)	$(2,421)	$919	$(354)	$2,188	$1,242	$12	$1,586

Assets	$133,982	$109,887	$22,151	$20,692	$19,386	$20,098	$326,196
Long-lived assets	35,983	25,808	3,773	3,883	2,682	—	72,129

“Other” consists of Central and South America, Oceania and Africa.

Revenues are attributed to geographies based on the country location of the parent company or the subsidiary that transacted the sale with the external customer.

There are no any individually material countries with respect to revenues, operating expenses, operating income, assets and long-lived assets included in other foreign countries.

Unallocated amounts included in assets represent assets held for corporate purposes, which mainly consist of cash and cash equivalents and marketable securities. Such corporate assets were ¥4,352,498 million, ¥3,225,901 million and ¥4,205,402 million ( $45,200 million), as of March 31, 2008, 2009 and 2010, respectively.

Transfers between industries or geographic segments are made at amounts which Toyota’s management believes approximate arm’s-length transactions. In measuring the reportable segments’ income or losses, operating income consists of revenue less operating expenses.

Overseas Revenues by destination -

The following information shows revenues that are attributed to countries based on location of customers, excluding customers in Japan. In addition to the disclosure requirements under U.S.GAAP, Toyota discloses this information in order to provide financial statement users with valuable information.

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
North America	¥9,606,481	¥6,294,230	¥5,718,381	$61,462
Europe	3,746,362	2,861,351	2,023,280	21,746
Asia	2,968,460	2,530,352	2,641,471	28,391
Other	3,831,739	3,421,881	2,838,671	30,510

“Other” consists of Central and South America, Oceania, Africa and the Middle East, etc.

Certain financial statement data on non-financial services and financial services businesses -

The financial data below presents separately Toyota’s non-financial services and financial services businesses.

Balance sheets –

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Non-Financial Services Businesses
Current assets
Cash and cash equivalents	¥1,648,143	¥1,338,821	$14,390
Marketable securities	494,476	1,783,629	19,170
Trade accounts and notes receivable, less allowance for doubtful accounts	1,404,292	1,908,884	20,517
Inventories	1,459,394	1,422,373	15,288
Prepaid expenses and other current assets	1,534,119	1,793,622	19,278

Total current assets	6,540,424	8,247,329	88,643

Investments and other assets	4,254,126	4,549,658	48,900
Property, plant and equipment	5,504,559	4,996,321	53,701

Total Non-Financial Services Businesses assets	16,299,109	17,793,308	191,244

Financial Services Businesses
Current assets
Cash and cash equivalents	796,137	526,925	5,663
Marketable securities	850	9,536	103
Finance receivables, net	3,891,406	4,209,496	45,244
Prepaid expenses and other current assets	790,901	653,798	7,027

Total current assets	5,479,294	5,399,755	58,037

Noncurrent finance receivables, net	5,655,545	5,630,680	60,519
Investments and other assets	599,701	529,938	5,696
Property, plant and equipment	1,897,122	1,714,580	18,428

Total Financial Services Businesses assets	13,631,662	13,274,953	142,680

Eliminations	(868,734)	(718,974)	(7,728)

Total assets	¥29,062,037	¥30,349,287	$326,196

Assets in the non-financial services include unallocated corporate assets.

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2009	2010	2010
Non-Financial Services Businesses
Current liabilities
Short-term borrowings	¥825,029	¥575,890	$6,190
Current portion of long-term debt	115,942	289,447	3,111
Accounts payable	1,299,523	1,954,147	21,003
Accrued expenses	1,432,988	1,627,228	17,490
Income taxes payable	47,648	140,210	1,507
Other current liabilities	944,303	931,727	10,014

Total current liabilities	4,665,433	5,518,649	59,315

Long-term liabilities
Long-term debt	850,233	1,095,270	11,772
Accrued pension and severance costs	629,870	672,905	7,232
Other long-term liabilities	444,529	604,903	6,502

Total long-term liabilities	1,924,632	2,373,078	25,506

Total Non-Financial Services Businesses liabilities	6,590,065	7,891,727	84,821

Financial Services Businesses
Current liabilities
Short-term borrowings	3,370,981	3,118,938	33,523
Current portion of long-term debt	2,640,104	1,968,908	21,162
Accounts payable	10,001	13,063	140
Accrued expenses	111,766	113,559	1,221
Income taxes payable	3,650	13,177	141
Other current liabilities	515,166	519,011	5,578

Total current liabilities	6,651,668	5,746,656	61,765

Long-term liabilities
Long-term debt	5,592,641	6,060,349	65,137
Accrued pension and severance costs	4,742	5,772	62
Other long-term liabilities	491,397	433,641	4,661

Total long-term liabilities	6,088,780	6,499,762	69,860

Total Financial Services Businesses liabilities	12,740,448	12,246,418	131,625

Eliminations	(869,213)	(719,301)	(7,731)

Total liabilities	18,461,300	19,418,844	208,715

Total Toyota Motor Corporation shareholders’ equity	10,061,207	10,359,723	111,347

Noncontrolling interest	539,530	570,720	6,134

Total shareholders’ equity	10,600,737	10,930,443	117,481

Total liabilities and shareholders’ equity	¥29,062,037	¥30,349,287	$326,196

Statements of income -

	Yen in millions			U.S. dollars in millions
	For the years ended March 31,			For the year ended March 31,
	2008	2009	2010	2010
Non-Financial Services Businesses
Net revenues	¥24,831,172	¥19,182,161	¥17,732,143	$190,586

Costs and expenses
Cost of revenues	20,459,061	17,470,791	15,973,442	171,684
Selling, general and administrative	2,181,491	2,097,674	1,854,710	19,934

Total costs and expenses	22,640,552	19,568,465	17,828,152	191,618

Operating income (loss)	2,190,620	(386,304)	(96,009)	(1,032)

Other income (expense), net	176,417	(71,925)	144,625	1,554

Income (loss) before income taxes and equity in earnings of affiliated companies	2,367,037	(458,229)	48,616	522

Provision for income taxes	889,660	(10,152)	42,342	455
Equity in earnings of affiliated companies	268,025	53,226	109,944	1,182

Net income (loss)	1,745,402	(394,851)	116,218	1,249

Less: Net (income) loss attributable to the noncontrolling interest	(73,543)	26,282	(32,103)	(345)

Net income (loss) attributable to Toyota Motor Corporation- Non-Financial Services Businesses	1,671,859	(368,569)	84,115	904

Financial Services Businesses
Net revenues	1,498,354	1,377,548	1,245,407	13,386

Costs and expenses
Cost of revenues	1,075,972	994,191	716,997	7,706
Selling, general and administrative	335,888	455,304	281,483	3,026

Total costs and expenses	1,411,860	1,449,495	998,480	10,732

Operating income (loss)	86,494	(71,947)	246,927	2,654

Other expense, net	(16,265)	(30,233)	(3,923)	(42)

Income (loss) before income taxes and equity in earnings of affiliated companies	70,229	(102,180)	243,004	2,612

Provision for income taxes	21,904	(46,298)	50,362	541
Equity in earnings (losses) of affiliated companies	2,089	(10,502)	(64,536)	(694)

Net income (loss)	50,414	(66,384)	128,106	1,377

Less: Net income attributable to the noncontrolling interest	(4,419)	(2,004)	(2,653)	(29)

Net income (loss) attributable to Toyota Motor Corporation – Financial Services Businesses	45,995	(68,388)	125,453	1,348

Eliminations	25	20	(112)	(1)

Net income (loss) attributable to Toyota Motor Corporation	¥1,717,879	¥(436,937)	¥209,456	$2,251

Statement of cash flows -

	Yen in millions			Yen in millions
	For the year ended March 31, 2008			For the year ended March 31, 2009
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income (loss)	¥1,745,402	¥50,414	¥1,795,841	¥(394,851)	¥(66,384)	¥(461,215)
Adjustments to reconcile net income (loss) to net cash provided by operating activities
Depreciation	1,081,410	409,725	1,491,135	1,105,233	389,937	1,495,170
Provision for doubtful accounts and credit losses	357	122,433	122,790	(1,663)	259,096	257,433
Pension and severance costs, less payments	(54,868)	527	(54,341)	(21,428)	470	(20,958)
Losses on disposal of fixed assets	44,993	444	45,437	68,546	136	68,682
Unrealized losses on available-for-sale securities, net	11,346	—	11,346	220,920	—	220,920
Deferred income taxes	80,027	1,500	81,458	(132,127)	(62,871)	(194,990)
Equity in (earnings) losses of affiliated companies	(268,025)	(2,089)	(270,114)	(53,226)	10,502	(42,724)
Changes in operating assets and liabilities, and other	(220,217)	215,218	(241,928)	(223,101)	186,234	154,587

Net cash provided by operating activities	2,420,425	798,172	2,981,624	568,303	717,120	1,476,905

Cash flows from investing activities
Additions to finance receivables	—	(16,644,139)	(8,647,717)	—	(14,230,272)	(8,612,111)
Collection of and proceeds from sales of finance receivables	—	15,095,380	7,332,697	—	13,959,045	8,155,094
Additions to fixed assets excluding equipment leased to others	(1,472,422)	(8,148)	(1,480,570)	(1,358,518)	(6,064)	(1,364,582)
Additions to equipment leased to others	(137,711)	(1,141,694)	(1,279,405)	(82,411)	(877,904)	(960,315)
Proceeds from sales of fixed assets excluding equipment leased to others	56,603	10,948	67,551	41,285	6,101	47,386
Proceeds from sales of equipment leased to others	80,944	294,937	375,881	55,896	472,853	528,749
Purchases of marketable securities and security investments	(936,324)	(215,316)	(1,151,640)	(418,342)	(217,688)	(636,030)
Proceeds from sales of and maturity of marketable securities and security investments	789,366	198,044	987,410	1,295,561	180,316	1,475,877
Payment for additional investments in affiliated companies, net of cash acquired	(4,406)	—	(4,406)	(45)	—	(45)
Changes in investments and other assets, and other	(44,891)	23,024	(74,687)	129,834	(2,091)	135,757

Net cash used in investing activities	(1,668,841)	(2,386,964)	(3,874,886)	(336,740)	(715,704)	(1,230,220)

Cash flows from financing activities
Proceeds from issuance of long-term debt	17,162	3,364,351	3,349,812	545,981	3,030,029	3,506,990
Payments of long-term debt	(226,561)	(2,156,709)	(2,310,008)	(150,097)	(2,580,637)	(2,704,078)
Increase in short-term borrowings	24,126	370,293	408,912	138,387	239,462	406,507
Dividends paid	(430,860)	—	(430,860)	(439,991)	—	(439,991)
Purchase of common stock, and other	(311,667)	—	(311,667)	(70,587)	—	(70,587)

Net cash provided by (used in) financing activities	(927,800)	1,577,935	706,189	23,693	688,854	698,841

Effect of exchange rate changes on cash and cash equivalents	(65,405)	(19,354)	(84,759)	(80,214)	(49,579)	(129,793)

Net increase (decrease) in cash and cash equivalents	(241,621)	(30,211)	(271,832)	175,042	640,691	815,733
Cash and cash equivalents at beginning of year	1,714,722	185,657	1,900,379	1,473,101	155,446	1,628,547

Cash and cash equivalents at end of year	¥1,473,101	¥155,446	¥1,628,547	¥1,648,143	¥796,137	¥2,444,280

	Yen in millions			U.S. dollars in millions
	For the year ended March 31, 2010			For the year ended March 31, 2010
	Non-Financial Services Businesses	Financial Services Businesses	Consolidated	Non-Financial Services Businesses	Financial Services Businesses	Consolidated
Cash flows from operating activities
Net income	¥116,218	¥128,106	¥244,212	$1,249	$1,377	$2,625
Adjustments to reconcile net income to net cash provided by operating activities Depreciation	1,065,749	348,820	1,414,569	11,455	3,749	15,204
Provision for doubtful accounts and credit losses	1,905	98,870	100,775	20	1,063	1,083
Pension and severance costs, less payments	55	1,199	1,254	0	13	13
Losses on disposal of fixed assets	46,661	276	46,937	502	3	505
Unrealized losses on available-for-sale securities, net	2,486	—	2,486	27	—	27
Deferred income taxes	(14,183)	39,759	25,537	(152)	427	274
Equity in (earnings) losses of affiliated companies	(109,944)	64,536	(45,408)	(1,182)	694	(488)
Changes in operating assets and liabilities, and other	733,338	133,275	768,168	7,882	1,432	8,256

Net cash provided by operating activities	1,842,285	814,841	2,558,530	19,801	8,758	27,499

Cash flows from investing activities
Additions to finance receivables	—	(13,492,119)	(7,806,201)	—	(145,014)	(83,902)
Collection of and proceeds from sales of finance receivables	—	13,107,531	7,517,968	—	140,880	80,804
Additions to fixed assets excluding equipment leased to others	(599,154)	(5,382)	(604,536)	(6,440)	(58)	(6,498)
Additions to equipment leased to others	(64,345)	(768,720)	(833,065)	(692)	(8,262)	(8,954)
Proceeds from sales of fixed assets excluding equipment leased to others	46,070	6,403	52,473	495	69	564
Proceeds from sales of equipment leased to others	36,668	428,424	465,092	394	4,605	4,999
Purchases of marketable securities and security investments	(2,310,912)	(101,270)	(2,412,182)	(24,838)	(1,088)	(25,926)
Proceeds from sales of and maturity of marketable securities and security investments	1,012,781	95,960	1,108,741	10,886	1,031	11,917
Payment for additional investments in affiliated companies, net of cash acquired	(1,020)	—	(1,020)	(11)	—	(11)
Changes in investments and other assets, and other	(259,089)	102,497	(337,454)	(2,784)	1,101	(3,627)

Net cash used in investing activities	(2,139,001)	(626,676)	(2,850,184)	(22,990)	(6,736)	(30,634)

Cash flows from financing activities
Proceeds from issuance of long-term debt	492,300	2,733,465	3,178,310	5,292	29,379	34,161
Payments of long-term debt	(77,033)	(2,926,308)	(2,938,202)	(828)	(31,452)	(31,580)
Decrease in short-term borrowings	(249,238)	(251,544)	(335,363)	(2,679)	(2,704)	(3,605)
Dividends paid	(172,476)	—	(172,476)	(1,854)	—	(1,854)
Purchase of common stock, and other	(10,251)	—	(10,251)	(110)	—	(110)

Net cash used in financing activities	(16,698)	(444,387)	(277,982)	(179)	(4,777)	(2,988)

Effect of exchange rate changes on cash and cash equivalents	4,092	(12,990)	(8,898)	44	(139)	(95)

Net decrease in cash and cash equivalents	(309,322)	(269,212)	(578,534)	(3,324)	(2,894)	(6,218)
Cash and cash equivalents at beginning of year	1,648,143	796,137	2,444,280	17,714	8,557	26,271

Cash and cash equivalents at end of year	¥1,338,821	¥526,925	¥1,865,746	$14,390	$5,663	$20,053

Per share amounts	12 Months Ended
Mar. 31, 2010
Per share amounts

25. Per share amounts:

Reconciliations of the differences between basic and diluted net income (loss) attributable to Toyota Motor Corporation per share for the years ended March 31, 2008, 2009 and 2010 are as follows:

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Net income (loss) attributable to Toyota Motor Corporation	Weighted- average shares	Net income (loss) attributable to Toyota Motor Corporation per share	Net income attributable to Toyota Motor Corporation	Net income attributable to Toyota Motor Corporation per share
For the year ended March 31, 2008
Basic net income attributable to Toyota Motor Corporation per common share	¥1,717,879	3,177,445	¥540.65
Effect of dilutive securities
Assumed exercise of dilutive stock options	(1)	1,217

Diluted net income attributable to Toyota Motor Corporation per common share	¥1,717,878	3,178,662	¥540.44

For the year ended March 31, 2009
Basic net loss attributable to Toyota Motor Corporation per common share	¥(436,937)	3,140,417	¥(139.13)
Effect of dilutive securities
Assumed exercise of dilutive stock options	(0)	—

Diluted net loss attributable to Toyota Motor Corporation per common share	¥(436,937)	3,140,417	¥(139.13)

For the year ended March 31, 2010
Basic net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,986	¥66.79	$2,251	$0.72
Effect of dilutive securities
Assumed exercise of dilutive stock options	—	12

Diluted net income attributable to Toyota Motor Corporation per common share	¥209,456	3,135,998	¥66.79	$2,251	$0.72

Certain stock options were not included in the computation of diluted net income attributable to Toyota Motor Corporation per share for the year ended March 31, 2008 and 2010 because the options’ exercise prices were greater than the average market price per common share during the period.

Assumed exercise of certain stock options was not included in the computation of diluted net loss attributable to Toyota Motor Corporation per share for the year ended March 31, 2009 because it had an antidilutive effect due to the net loss attributable to Toyota Motor Corporation for the period.

In addition to the disclosure requirements under U.S.GAAP, Toyota discloses the information below in order to provide financial statement users with valuable information.

The following table shows Toyota Motor Corporation shareholders’ equity per share as of March 31, 2009 and 2010. Toyota Motor Corporation shareholders’ equity per share amounts are calculated by dividing Toyota Motor Corporation shareholders’ equities’ amount at the end of each period by the number of shares issued and outstanding, excluding treasury stock at the end of the corresponding period.

	Yen in millions	Thousands of shares	Yen	U.S. dollars in millions	U.S. dollars
	Toyota Motor Corporation Shareholders’ equity	Shares issued and outstanding at the end of the year (excluding treasury stock)	Toyota Motor Corporation Shareholders’ equity per share	Toyota Motor Corporation Shareholders’ equity	Toyota Motor Corporation Shareholders’ equity per share
As of March 31, 2009	¥10,061,207	3,135,882	¥3,208.41
As of March 31, 2010	10,359,723	3,135,995	3,303.49	$111,347	$35.51

Fair value measurements	12 Months Ended
Mar. 31, 2010
Fair value measurements

26. Fair value measurements:

In accordance with U.S.GAAP, Toyota classifies fair value into three levels of input as follows which are used to measure it.

Level 1:	Quoted prices in active markets for identical assets or liabilities

Level 2:	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the assets or liabilities

Level 3:	Unobservable inputs for assets or liabilities

The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis at March 31, 2009 and 2010:

	Yen in millions
	March 31, 2009
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥1,473,407	¥115,339	¥—	¥1,588,746
Marketable securities and other securities investments	2,273,294	187,236	19,581	2,480,111
Derivative financial instruments	—	369,572	17,958	387,530

Total	¥3,746,701	¥672,147	¥37,539	¥4,456,387

Liabilities
Derivative financial instruments	¥—	¥(427,109)	¥(23,692)	¥(450,801)

Total	¥—	¥(427,109)	¥(23,692)	¥(450,801)

	Yen in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	¥677,442	¥69,702	¥—	¥747,144
Time deposits	—	173,500	—	173,500
Marketable securities and other securities investments
Government bonds	2,654,829	—	—	2,654,829
Common stocks	852,775	—	—	852,775
Other	37,296	370,933	13,134	421,363
Derivative financial instruments	—	349,556	19,437	368,993

Total	¥4,222,342	¥963,691	¥32,571	¥5,218,604

Liabilities
Derivative financial instruments	¥—	¥(259,184)	¥(13,545)	¥(272,729)

Total	¥—	¥(259,184)	¥(13,545)	¥(272,729)

	U.S. dollars in millions
	March 31, 2010
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents	$7,281	$749	$—	$8,030
Time deposits	—	1,865	—	1,865
Marketable securities and other securities investments
Government bonds	28,534	—	—	28,534
Common stocks	9,166	—	—	9,166
Other	401	3,987	141	4,529
Derivative financial instruments	—	3,757	209	3,966

Total	$45,382	$10,358	$350	$56,090

Liabilities
Derivative financial instruments	$—	$(2,786)	$(146)	$(2,932)

Total	$—	$(2,786)	$(146)	$(2,932)

The following is description of the assets and liabilities measured at fair value, information about the valuation techniques used to measure fair value, key inputs and significant assumptions:

Cash equivalents and time deposits -

Cash equivalents include money market funds and other investments with original maturities of three months or less. Time deposits include negotiable certificate of deposit with original maturities over three months. These are highly liquid investments, and quoted market prices are used to determine the fair value of these investments.

Marketable securities and other securities investments -

Marketable securities and other securities investments include government bonds, common stocks and other investments. As of March 31, 2010, government bonds include 76% of Japanese government bonds, and 24% of U.S. and European government bonds. As of March 31, 2010, listed stocks on Japanese stock market represent 88% of common stocks. Toyota uses quoted market prices for identical assets to measure fair value of these securities. “Other” includes primarily commercial paper. Generally, Toyota uses quoted market prices for similar assets or quoted non-active market prices for identical assets to measure fair value of these securities. Marketable securities and other securities investments classified as Level 3 primarily included retained interests in securitized financial receivables, which are measured at fair value using assumptions such as interest rate, loss severity and other factors.

Derivative financial instruments -

See note 20 to the consolidated financial statements about derivative financial instruments. Toyota estimates the fair value of derivative financial instruments using industry-standard valuation models that require observable inputs including interest rates and foreign exchange rates, and the contractual terms. The usage of these models does not require significant judgment to be applied. In other certain cases when market data is not available, key inputs to the fair value measurement include quotes from counterparties, and other market data. Toyota assesses the reasonableness of changes of the quotes using observable market data. Toyota’s derivative fair value measurements consider assumptions about counterparty and our own non-performance risk, using such as credit default probabilities.

The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the periods ended March 31, 2009 and 2010:

	Yen in millions
	For the year ended March 31, 2009
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥23,818	¥25,499	¥49,317
Total gains (losses)
Included in earnings	586	(38,538)	(37,952)
Included in other comprehensive income (loss)	(1,398)	—	(1,398)
Purchases, issuances and settlements	(1,665)	7,026	5,361
Other	(1,760)	279	(1,481)

Balance at end of year	¥19,581	¥(5,734)	¥13,847

	Yen in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	¥19,581	¥(5,734)	¥13,847
Total gains (losses)
Included in earnings	(641)	25,057	24,416
Included in other comprehensive income (loss)	(99)	—	(99)
Purchases, issuances and settlements	(6,376)	(13,582)	(19,958)
Other	669	151	820

Balance at end of year	¥13,134	¥5,892	¥19,026

	U.S. dollars in millions
	For the year ended March 31, 2010
	Marketable securities and other securities investments	Derivative financial instruments	Total
Balance at beginning of year	$211	$(62)	$149
Total gains or (losses)
Included in earnings	(7)	269	262
Included in other comprehensive income (loss)	(1)	—	(1)
Purchases, issuances and settlements	(69)	(146)	(215)
Other	7	2	9

Balance at end of year	$141	$63	$204

In the reconciliation table above, derivative financial instruments are presented net of assets and liabilities. The other amount primarily includes the impact of currency translation adjustments.

Certain assets and liabilities are measured at fair value on a nonrecurring basis. During the years ended March 31, 2009 and 2010, Toyota measured certain finance receivables at fair value of ¥25,932 million and ¥13,343 million ( $143 million) based on the collateral value, resulting in loss of ¥10,011 million and ¥2,485 million ( $27 million). This fair value measurement on a nonrecurring basis was classified as level 3.

During the year ended March 31, 2010, Toyota measured certain investment in affiliated company at fair value of ¥119,821 million ( $1,288 million) based on the quoted market price resulting in impairment loss of ¥63,575 million ( $683 million). This fair value measurement on a nonrecurring basis was classified as level 1.